UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21077

     PIMCO California Municipal Income Fund II
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices)           (Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371

Date of fiscal year end: May 31, 2005

Date of reporting period: November 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PIMCO Municipal Income Fund II
PIMCO California Municipal Income Fund II
PIMCO New York Municipal Income Fund II

S e m i - A n n u a l   R e p o r t
N o v e m b e r   3 0,   2 0 0 5

Contents

Letter to Shareholders	1

Performance & Statistics	2-4

Schedules of Investments	5-25

Statements of Assets and Liabilities	26

Statements of Operations	27

Statements of Changes in Net Assets	28-29

Notes to Financial Statements	30-35

Financial Highlights	36-41

Matters Relating to the Trustees Consideration
of the Investment Management and Portfolio
Management Agreements	42-43

Annual Shareholder Meetings Results	44

PIMCO Municipal Income Funds II Letter to Shareholders

January 25, 2006

Dear Shareholder:

We are pleased to provide you with the semi-annual report of PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund II, and PIMCO New York Municipal Income Fund II (collectively, “PIMCO Municipal Income Funds II”) for the six-month period ended November 30, 2005.

During the period, the Federal Reserve raised short-term interest rates four times for a total increase of 100 basis points. These actions caused the national, California and New York yield curves to flatten: while municipal yields rose across the curve, shorter-maturity issues experienced the steepest climb.

Within this climate, all three municipal markets produced relatively flat total returns. The Lehman Brothers Municipal Bond Index, a widely used benchmark for the national municipal bond market, returned 0.36% for the six-month period. The Lehman Brothers California Insured Municipal Bond Index returned 0.46%, while the Lehman Brothers New York Insured Municipal Bond Index returned 0.03% .

Please refer to the following pages for specific information on each of the PIMCO Municipal Income Funds II. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s shareholder servicing agent at (800) 331-1710. You can also visit our Web site at www.allianzinvestors.com.

Together with Allianz Global Investors Fund Management LLC, the Fund’s investment manager, and Pacific Investment Management Company LLC, the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your financial needs.

Sincerely,

Robert E. Connor Chairman	Brian S. Shlissel President & Chief Executive Officer

11.30.05 | PIMCO Municipal Income Funds II Semi-Annual Report 1

PIMCO Municipal Income Fund II Performance & Statistics
November 30, 2005 (unaudited)

Symbol:	Primary Investments:	Inception Date:
PML	Municipal fixed-income	June 28, 2002
securities, the interest from
Objective:	which is exempt from federal	Total Net Assets(1): :
To provide current income	income tax.	$1,350.2 million
exempt from federal income tax.
Portfolio Manager:
Mark McCray

Total Return(2):	Market Price	Net Asset Value (“NAV”)

Six Months	5.14%	1.05%
1 Year	15.82%	7.41%
Commencement of Operations (6/28/02) to 11/30/05	7.69%	7.42%

Common Share Market Price/NAV Performance: Commencement of Operations (6/28/02) to 11/30/05	Market Price/NAV:

	Market Price	$15.26

	NAV	$14.46

	Premium to NAV	5.53%

	Market Price Yield(3)	6.63%

	Moody's Ratings (as a % of total investments)

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of greater than one year represents the average annual total return. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend payable to common shareholders by the market price per common share at November 30, 2005.

2 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.05

PIMCO California Municipal Income Fund II Performance & Statistics
November 30, 2005 (unaudited)

Symbol:	Primary Investments:	Inception Date:
PCK	Municipal fixed-income	June 28, 2002
securities, the interest from
Objective:	which is exempt from federal	Total Net Assets (1):
To provide current income	and California State income	$696.0 million
exempt from federal and	tax.
California State income tax.		Portfolio Manager:
Mark McCray

Total Return(2):	Market Price	Net Asset Value (“NAV”)

Six Months	8.41%	1.76%
1 Year	18.72%	9.29%
Commencement of Operations (6/28/02) to 11/30/05	7.79%	6.92%

Common Share Market Price/NAV Performance: Commencement of Operations (6/28/02) to 11/30/05	Market Price/NAV:

	Market Price	$15.48

	NAV	$14.38

	Premium to NAV	7.65%

	Market Price Yield(3)	6.30%

	Moody's Ratings (as a % of total investments)

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of greater than one year represents the average annual total return. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend payable to common shareholders by the market price per common share at November 30, 2005.

11.30.05 | PIMCO Municipal Income Funds II Semi-Annual Report 3

PIMCO New York Municipal Income Fund II Performance & Statistics
November 30, 2005 (unaudited)

Symbol:	Primary Investments:	Inception Date:
PNI	Municipal fixed-income	June 28, 2002
securities, the interest from
Objective:	which is exempt from federal,	Total Net Assets (1):
To provide current income	New York State and New York	$240.6 million
exempt from federal, New York	City income tax.
State and New York City income		Portfolio Manager:
tax.		Mark McCray

Total Return(2):	Market Price	Net Asset Value (“NAV”)

Six Months	7.82%	1.55%
1 Year	15.39%	10.15%
Commencement of Operations (6/28/02) to 11/30/05	7.68%	6.85%

Common Share Market Price/NAV Performance: Commencement of Operations (6/28/02) to 11/30/05	Market Price/NAV:

	Market Price	$15.44

	NAV	$14.36

	Premium to NAV	7.52%

	Market Price Yield(3)	6.31%

	Moody's Ratings (as a % of total investments)

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of greater than one year represents the average annual total return. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend payable to common shareholders by the market price per common share at November 30, 2005.

4 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.05

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

MUNICIPAL BONDS & NOTES—90.3%

	Alabama—3.9%
$10,000	Birmingham Baptist Medical Centers Special Care Fac.
	Financing Auth. Rev., 5.00%, 11/15/30, Ser. A	Baa1/BAA1	$9,694,800
	Birmingham Waterworks & Sewer Board Rev., Ser. B (MBIA),
1,145	5.00%, 1/1/27	Aaa/AAA	1,179,316
10,000	5.00%, 1/1/37	Aaa/AAA	10,226,700
15,000	Daphne Special Care Facs. Financing Auth. Rev.,
	zero coupon, 8/15/28, (Pre-refunded @ $100, 8/15/08) (b)	Aaa/AAA	13,350,750
1,750	Huntsville Health Care Auth. Rev., 5.75%, 6/1/32, Ser. B	A2/NR	1,863,680
16,580	Jefferson Cnty. Sewer Rev., 4.75%, 2/1/38, Ser. B (FGIC)
	(Pre-refunded @ $100, 8/1/12) (b)	Aaa/AAA	17,668,477

			53,983,723

	Alaska—0.3%
3,550	State Housing Finance Corp. Rev., 5.25%, 6/1/32, Ser. C (MBIA)	Aaa/AAA	3,577,619

	Arizona—0.1%
1,300	Health Fac. Auth. Hospital System Rev., 5.75%, 12/1/32	NR/BBB	1,357,473

	California—2.3%
9,610	Alameda Corridor Transportation Auth. Rev.,
	zero coupon, 10/1/16, Ser. A (AMBAC)	Aaa/AAA	5,974,825
	Golden State Tobacco Securitization Corp.,
	Tobacco Settlement Rev., Ser. 2003-A-1
3,300	6.25%, 6/1/33	Baa3/BBB	3,582,909
9,000	6.75%, 6/1/39	Baa3/BBB	10,051,110
1,000	Rancho Cucamonga Community Facs. Dist., Special Tax,
	6.30%, 9/1/23, Ser. A	NR/NR	1,059,290
4,000	Southern California Public Power Auth., Transmission Project Rev.,
	zero coupon, 7/1/13	Aa3/A+	2,913,440
	University of California Rev.,
4,430	4.75%, 5/15/37, Ser. C (MBIA)	AAA/AAA	4,394,117
2,900	4.75%, 5/15/38, Ser. B	Aa3/AA-	2,858,356

			30,834,047

	Colorado—4.9%
30,000	Dawson Ridge Dist. No. 1, GO, zero coupon, 10/1/22, Ser. A	Aaa/NR	13,397,400
5,000	Denver City & Cnty., CP, 5.50%, 12/1/25, Ser. B (AMBAC)
	(Pre-refunded @ $101, 12/1/10) (b)	Aaa/AAA	5,493,750
	Health Fac. Auth. Rev.,
25,000	Catholic Health Initiatives, 5.50%, 3/1/32	Aa2/AA	26,851,000
18,305	Exempla, Inc., 5.625%, 1/1/33, Ser. A	A1/A-	19,045,071
6,500	Retirement Fac. Rev., Liberty Height, zero coupon, 7/15/22	Aaa/AAA	2,932,280

			67,719,501

	District of Columbia—1.3%
17,500	Washington D.C. Convention Center Auth. Tax Rev.,
	4.75%, 10/1/28 (AMBAC)	Aaa/AAA	17,512,600

11.30.05 | PIMCO Municipal Income Funds II Semi-Annual Report 5

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Florida—3.6%
$ 6,520	Brevard Cnty. Health Facs. Auth. Rev., 5.00%, 4/1/34 (d)	A2/A	$6,451,344
8,000	Highlands Cnty. Health Facs. Auth. Rev., Adventist/Sunbelt,
	6.00%, 11/15/31, Ser. A	A2/A+	8,633,200
2,335	Hillsborough Cnty. Industrial Dev. Auth., Pollution Control Rev.,
	Tampa Electric Co. Project, 5.50%, 10/1/23	Baa2/BBB-	2,433,093
635	Hillsborough Cnty. Industrial Dev. Rev., Health Fac. Project,
	5.625%, 8/15/23, Ser. A	Baa2/BBB	651,637
7,135	Jacksonville Health Facs. Auth. Rev., 5.25%, 11/15/32, Ser. A	Aa2/AA	7,397,283
11,500	Lakeland Hospital System Rev., Regional Health System,
	5.50%, 11/15/32	A1/NR	12,111,570
3,000	Leesburg Hospital Rev., Leesburg Regional Medical
	Center Project, 5.50%, 7/1/32	A3/A-	3,093,180
	Orange Cnty. Health Fac. Auth. Rev., Adventist Health System,
2,550	5.625%, 11/15/32	A2/A+	2,705,219
5,000	6.25%, 11/15/24	A2/A+	5,557,650
1,500	Winter Springs Water & Sewer Rev., zero coupon, 10/1/29 (FGIC)	Aaa/AAA	463,620

			49,497,796

	Georgia—0.7%
4,000	Atlanta Water & Wastewater Rev., 5.00%, 11/1/39, Ser. A (MBIA)	Aaa/AAA	4,074,400
1,500	Grantor Trust Gov’t, CP, 4.75%, 6/1/28, Ser. A (MBIA)	Aaa/AAA	1,529,205
9,600	Richmond Cnty. Dev. Auth. Rev., zero coupon, 12/1/21	Aaa/NR	4,503,840

			10,107,445

	Hawaii—1.4%
19,170	Honolulu City & Cnty. Wastewater System Rev.,
	First Board Resolution, 4.75%, 7/1/28 (FGIC)	Aaa/NR	19,373,394

	Illinois—19.2%
	Central Lake Cnty. Water Agcy. Rev., Ser. A (AMBAC),
3,610	5.125%, 5/1/28	Aaa/NR	3,759,887
8,150	5.125%, 5/1/32	Aaa/NR	8,439,325
5,050	Chicago, GO, 5.125%, 1/1/29, Ser. A (FGIC),	Aaa/AAA	5,212,863
	Chicago, Lake Shore East, Special Assessment,
3,162	6.625%, 12/1/22	NR/NR	3,415,118
6,700	6.75%, 12/1/32	NR/NR	7,243,772
5,110	Chicago, Neighborhoods Alive 21 Project, GO,
	5.00%, 1/1/33 (AMBAC)	Aaa/AAA	5,249,810
	Chicago Board of Education School Reform, GO (FGIC),
15,535	zero coupon, 12/1/16, Ser. A	Aaa/AAA	9,547,034
5,000	zero coupon, 12/1/28, Ser. A	Aaa/AAA	1,603,000
4,500	zero coupon, 12/1/31	Aaa/AAA	1,215,630
	Chicago City Colleges, GO (FGIC),
32,670	zero coupon, 1/1/37	Aaa/AAA	6,894,677
29,145	zero coupon, 1/1/38	Aaa/AAA	5,831,914
32,670	zero coupon, 1/1/39	Aaa/AAA	6,217,428
7,000	Chicago Midway Airport Rev., 5.00%, 1/1/31, Ser. B (MBIA)	Aaa/AAA	7,160,090
5,000	Cicero, GO, 5.25%, 12/1/31 (MBIA)	Aaa/AAA	5,269,850
	Dev. Finance Auth. Retirement Housing Rev., Regency Park,
10,000	zero coupon, 7/15/23	NR/AAA	4,256,000
134,650	zero coupon, 7/15/25	NR/AAA	51,513,050

6 PIMCO Municipal Income Funds II Semi-Annual Report |11.30.05

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

$20,100	Health Facs. Auth. Rev., Elmurst Memorial Healthcare,
	5.625%, 1/1/28	A2/NR	$21,022,389
5,000	Illinois Health Facs. Auth., Condell Medical Center Rev.,
	5.50%, 5/15/32	Baa2/BAA2	5,105,750
1,000	McHenry & Kane Cnty. Community Consolidated School
	Dist. 158, GO, zero coupon, 1/1/12 (FGIC)	Aaa/AAA	784,370
	Metropolitan Pier & Exposition Auth. Rev., (MBIA),
60,000	zero coupon, 12/15/30	Aaa/AAA	17,733,000
50,000	zero coupon, 12/15/33	Aaa/AAA	12,595,500
2,460	zero coupon, 6/15/38	Aaa/AAA	493,501
4,500	Schaumburg, GO, 5.00%, 12/1/41, Ser. B (FGIC)	Aaa/AAA	4,627,935
10,000	State, GO, 5.00%, 3/1/34, Ser. A	Aa3/AA	10,243,500
68,470	State Sports Facs. Auth. Rev., zero coupon, 6/15/30 (AMBAC)	Aaa/AAA	57,286,110

			262,721,503

	Indiana—0.5%
	Brownsburg 1999 School Building Corp. Rev.,
1,000	5.00%, 9/15/2, Ser. A (FSA) (Pre-refunded @ $100, 9/15/13) (b)	Aaa/AAA	1,082,900
2,000	5.25%, 3/15/25	Aaa/AAA	2,199,240
4,125	Fort Wayne Pollution Control Rev., 6.20%, 10/15/25	B1/BB-	3,281,603
500	State Bank Rev., Hendricks, 5.25%, 4/1/30, Ser. D (AMBAC)	Aaa/AAA	521,800

			7,085,543

	Iowa—3.7%
46,000	Tobacco Settlement Auth. of Iowa Rev.,
	zero coupon, 6/1/34, Ser. B	Baa3/BBB	41,366,880
8,850	Tobacco Settlement Auth. Rev.,
	5.60%, 6/1/35, Ser. B (Pre-refunded @ $101, 6/1/11) (b)	Baa3/AAA	9,727,566

			51,094,446

	Kansas—0.2%
2,800	Univ. of Kansas, Hospital Auth. Health Facs. Rev., 5.625%, 9/1/32	NR/A-	2,972,788

	Kentucky—0.8%
	Economic Dev. Finance Auth. Hospital Facs. Rev.,
2,500	Catholic Healthcare Partners, 5.25%, 10/1/30	Aa3/AA-	2,579,300
7,855	St. Luke’s Hospital, 6.00%, 10/1/19	A3/A	8,791,787

			11,371,087

	Louisiana—4.3%
20,400	Public Facs. Auth. Rev., Ochsner Clinic Foundation,
	5.50%, 5/15/32, Ser. B	A3/NR	20,523,012
36,395	Tobacco Settlement Financing Corp. Rev.,
	5.875%, 5/15/39, Ser. 2001 B	Baa3/BBB	38,089,187

			58,612,199

	Maryland—0.1%
1,000	State Health & Higher Educational Fac. Auth. Rev.,
	Adventist Healthcare, 5.75%, 1/1/25, Ser. A	Baa2/NR	1,055,390

11.30.05 | PIMCO Municipal Income Funds II Semi-Annual Report 7

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Massachusetts—3.0%
$ 1,300	Bay Transportation Auth. Rev., General Transportation System,
	4.75%, 3/1/21, Ser. A (MBIA)	Aaa/AAA	$1,331,382
	State College Building Auth. Project Rev., Ser. B (XLCA),
5,560	5.50%, 5/1/28	Aaa/AAA	6,330,894
7,645	5.50%, 5/1/33	Aaa/AAA	8,684,338
5,000	5.50%, 5/1/39	Aaa/AAA	5,735,650
4,295	State Turnpike Auth. Rev., 4.75%, 1/1/34, Ser. A (AMBAC)	Aaa/AAA	4,313,769
	State Water Res. Auth. Rev.,
2,300	4.75%, 12/1/21, Ser. B (MBIA)	Aaa/AAA	2,350,324
12,050	4.75%, 8/1/37, Ser. A (FSA)	Aaa/AAA	12,070,123

			40,816,480

	Michigan—2.6%
	Detroit City School Dist., GO,
8,500	5.00%, 5/1/32, Ser. A (FGIC) (Pre-refunded @ $100, 5/1/13) (b)	Aaa/AAA	9,175,495
1,750	5.125%, 5/1/31, Ser. A (FSA)	Aaa/AAA	1,896,195
2,500	Detroit Water Supply System Rev., 5.00%, 7/1/30, Ser. A (FGIC)	Aaa/AAA	2,564,625
5,000	State Hospital Finance Auth. Rev., Ascension Health,
	5.25%, 11/15/26, Ser. B	Aa2/AA	5,180,450
	Oakwood Group, Ser. A,
13,500	5.75%, 4/1/32	A2/A	14,163,930
1,925	6.00%, 4/1/22	A2/A	2,083,331

			35,064,026

	Mississippi—0.3%
3,605	Business Finance Corp., Pollution Control Rev., 5.875%, 4/1/22	Ba1/BBB-	3,650,567
1,000	Dev. Bank Special Obligation, Projects & Equipment
	Acquisitions Rev., 5.00%, 7/1/24 (AMBAC)	Aaa/AAA	1,082,200

			4,732,767

	Missouri—0.2%
1,000	Hanley Road & North of Folk Ave. Transportation Dist. Rev.,
	5.00%, 10/1/25	NR/NR	990,010
1,500	St. Louis Parking Facs. Rev., Downtown Parking Fac.,
	6.00%, 2/1/28	NR/NR	1,515,210

			2,505,220

	Nevada—1.8%
3,400	Clark Cnty., GO, 5.00%, 6/1/31 (FGIC)	Aaa/AAA	3,480,206
	Reno Transportation Project Rev. (AMBAC),
3,960	5.125%, 6/1/27	Aaa/AAA	4,106,956
2,000	5.125%, 6/1/32	Aaa/AAA	2,067,380
3,500	5.125%, 6/1/37	Aaa/AAA	3,613,960
7,570	5.25%, 6/1/41	Aaa/AAA	7,804,746
3,290	Truckee Meadows Water Auth. Rev., 5.125%, 7/1/30, Ser. A (FSA)	Aaa/AAA	3,408,275

			24,481,523

	New Hampshire—0.2%
3,000	Health & Education Fac. Auth. Hospital Rev.,
	Catholic Medical Center, 6.125%, 7/1/32	Baa1/BBB+	3,114,690

8 PIMCO Municipal Income Funds II Semi-Annual Report |11.30.05

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	New Jersey—2.5%
	Camden Cnty. Improvement Auth. Rev., Cooper Health System,
$ 20	5.875%, 2/15/15	Baa3/BBB	$20,718
40	6.00%, 2/15/27	Baa3/BBB	40,622
	Economic Dev. Auth., Kapkowski Rd. Landfill,
4,000	5.75%, 10/1/21	Baa3/NR	4,301,520
11,405	5.75%, 4/1/31	Baa3/NR	12,034,100
	Economic Dev. Auth. Rev., Arbor Glen,
525	6.00%, 5/15/28	NR/NR	527,635
225	6.00%, 5/15/28, Ser. A (Pre-refunded @ $102, 5/15/09) (b)	NR/NR	247,477
3,500	State Educational Fac. Auth. Rev., 6.00%, 7/1/25, Ser. D	NR/NR	3,713,710
	Tobacco Settlement Financing Corp. Rev.,
1,285	6.00%, 6/1/37	Baa3/BBB	1,328,857
3,095	6.125%, 6/1/42	Baa3/BBB	3,213,012
6,150	6.25%, 6/1/43	Baa3/BBB	6,677,240
2,500	6.75%, 6/1/39	Baa3/BBB	2,791,975

			34,896,866

	New Mexico—0.4%
5,000	Farmington Pollution Control Rev., 5.80%, 4/1/22	Baa2/BBB	5,066,600

	New York—5.3%
	Metropolitan Transportation Auth. Rev.,
10,600	5.00%, 11/15/30, Ser. A (FSA)	Aaa/AAA	10,931,992
10,000	5.25%, 11/15/32, Ser. B	A2/A	10,516,500
	New York City Municipal Water Finance Auth.,
	Water & Sewer System Rev.,
4,750	5.00%, 6/15/37, Ser. D	Aa2/AA+	4,876,730
7,000	5.00%, 6/15/39, Ser. A	Aa2/AA+	7,160,860
30,000	New York State Dormitory Auth. Rev., 5.00%, 3/15/35, Ser. F (d)	AA/AA	30,804,600
6,700	State Dormitory Auth. Rev., Sloan-Kettering Center Memorial,
	5.00%, 7/1/34, Ser. 1	Aa2/AA	6,848,003
2,000	State Environmental Facs. Corp. Rev., 5.00%, 6/15/28	Aaa/AAA	2,073,560

			73,212,245

	Ohio—0.6%
7,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30	Aa3/AA-	7,769,925

	Oklahoma—0.5%
6,500	Tulsa Cnty. Industrial Auth. Rev., Legacy Apartments,
	4.90%, 11/20/46 (FHA-GNMA)	Aaa/NR	6,565,455

	Pennsylvania—2.5%
	Allegheny Cnty. Hospital Dev. Auth. Rev., Ser. B,
550	9.25%, 11/15/15	B1/B+	656,662
1,000	9.25%, 11/15/22	B1/B+	1,189,090
5,700	9.25%, 11/15/30	B1/B+	6,752,562
4,500	Cumberland Cnty. Auth. Retirement Community Rev.,
	Wesley Affiliated Services, 7.25%, 1/1/35, Ser. A	NR/NR	4,820,670
	Montgomery Cnty. Higher Education & Health Auth. Hospital Rev.,
	Abington Memorial Hospital, Ser. A,
5,000	5.125%, 6/1/27	NR/A	5,132,800
3,750	5.125%, 6/1/32	NR/A	3,832,987

11.30.05 | PIMCO Municipal Income Funds II Semi-Annual Report 9

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

$ 3,000	Philadelphia, GO, 5.25%, 9/15/25 (FSA)	Aaa/AAA	$3,135,960
5,000	Philadelphia Auth. Industrial Dev. Lease Rev.,
	5.25%, 10/1/30, Ser. B (FSA)	Aaa/AAA	5,194,050
500	Pittsburgh & Allegheny Cnty. Public Auditorium Auth. Rev.,
	5.00%, 2/1/29 (AMBAC)	Aaa/AAA	508,475
2,500	Radnor Township School Dist., GO, 5.00%, 2/15/35, Ser. B (FSA)	Aaa/NR	2,603,150

			33,826,406

	Puerto Rico—0.3%
4,200	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/A-	4,309,788

	Rhode Island—4.7%
62,000	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	Baa3/BBB	64,269,200

	South Carolina—5.7%
27,745	Greenville Cnty. School Dist. Rev.,
	Building Equity Sooner Tomorrow, 5.50%, 12/1/28	Aa3/AA-	29,630,550
18,120	Jobs Economic Dev. Auth. Rev., Bon Secours Health System,
	5.625%, 11/15/30	A3/A-	18,734,087
	Lexington Cnty., Health Services Dist. Hospital Rev.,
15,000	5.50%, 11/1/32	A2/A	15,784,050
3,500	5.50%, 5/1/37	A2/A	3,680,005
5,000	5.75%, 11/1/28	A2/A	5,377,250
3,250	Tobacco Settlement Rev. Management Auth.,
	6.375%, 5/15/28, Ser. B	Baa3/BBB	3,416,790
1,180	Transportation Infrastructure Rev., 5.00%, 10/1/29, Ser. A
	(AMBAC) (Pre-refunded @ $100, 10/1/11) (b)	Aaa/NR	1,266,022

			77,888,754

	Tennessee—0.3%
3,750	Knox Cnty. Health Educational & Housing Facs. Board
	Hospital Facs. Rev., 5.25%, 10/1/30	Aa3/AA-	3,877,763

	Texas—10.4%
1,000	Arlington Independent School Dist., GO,
	5.00%, 2/15/24, (PSF-GTD)	Aaa/NR	1,032,070
4,480	Aubrey Independent School Dist., GO, 5.50%, 2/15/33 (PSF-GTD)	Aaa/NR	4,839,251
6,500	Brazos Cnty. Health Facs. Dev. Corp.,
	Franciscan Services Corp. Rev., 5.375%, 1/1/32	NR/A-	6,668,675
2,700	Comal Cnty. Health Facs., McKenna Memorial Hospital Project Rev.,
	6.25%, 2/1/32	Baa3/BBB-	2,867,373
5,000	Dallas Area Rapid Transit Rev., 5.00%, 12/1/31 (AMBAC)	Aaa/AAA	5,108,900
20,000	Frisco Independent School Dist., GO,
	zero coupon, 8/15/34 (PSF-GTD)	Aaa/NR	4,584,600
	Harris Cnty.,
19,750	GO, 5.125%, 8/15/31, (Pre-refunded @ $100, 8/15/12) (b)	Aa1/AA+	21,307,090
5,250	Health Facs. Dev. Corp. Rev., St. Luke’s Episcopal Hospital,
	5.375%, 2/15/26, Ser. A (Pre-refunded @ $100, 8/15/11) (b)	NR/AA-	5,711,528
25,000	Senior Lien Toll Road Rev., 5.00%, 8/15/30 (FSA)	Aaa/AAA	25,655,750
7,500	Keller Independent School Dist., GO, 4.875%, 8/15/31 (PSF-GTD)	Aaa/AAA	7,558,725
3,170	Little Elm Independent School Dist., GO,
	5.30%, 8/15/29, Ser. A (PSF-GTD)	NR/AAA	3,356,428

10 PIMCO Municipal Income Funds II Semi-Annual Report |11.30.05

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

$ 6,250	North Dallas Thruway Auth. Rev., 4.75%, 1/1/29 (FGIC)	Aaa/AAA	$6,272,812
5,000	Quinlan Independent School Dist., GO, 5.10%, 2/15/32 (PSF-GTD)	Aaa/NR	5,157,550
14,000	State Affordable Housing Corp. Multifamily Housing Rev.,
	Amern. Hsg. Foundation, 5.40%, 9/1/22, Ser. A (MBIA)	Aaa/AAA	14,070,000
	State Turnpike Auth. Central Turnpike System Rev., Ser. A (AMBAC)
10,000	zero coupon, 8/15/19	Aaa/AAA	5,357,200
8,880	5.00%, 8/15/42	Aaa/AAA	9,025,810
	State Water Financial Assistance, GO,
3,250	5.00%, 8/1/36	Aa1/AA	3,329,235
1,650	5.25%, 8/1/35	Aa1/AA	1,724,481
8,000	Wichita Falls Water & Sewer Rev., 5.00%, 8/1/27 (AMBAC)	Aaa/AAA	8,201,360

			141,828,838

	Virginia—0.5%
	Fredericksburg Industrial Dev. Medicorp Health System Rev., Ser. B,
4,000	5.25%, 6/15/27	A3/NR	4,095,280
2,500	5.125%, 6/15/33	A3/NR	2,532,450

			6,627,730

	Washington—0.4%
5,000	Tacoma Sewer Rev., 5.00%, 12/1/31, Ser. A (FGIC)	Aaa/AAA	5,111,500

	Wisconsin—0.8%
	Badger Tobacco Asset Securitization Corp.,
1,125	6.00%, 6/1/17	Baa3/BBB	1,175,918
8,550	6.125%, 6/1/27	Baa3/BBB	8,971,258
1,000	State Health & Educational Facs. Auth. Rev.,
	Froedert & Community Health Oblig., 5.375%, 10/1/30	NR/AA-	1,030,110

			11,177,286

	Total Municipal Bonds & Notes (cost—$1,153,407,211)		1,236,019,616

VARIABLE RATE NOTES (c)(e)(f)—9.2%

	Alabama—1.1%
3,600	Birmingham Waterworks & Sewer Board Rev.,
	13.10%, 1/1/33, Ser. 947 (MBIA)	Aaa/NR	4,531,860
6,675	Jefferson Cnty. Sewer Rev., 9.77%, 2/1/36, Ser. 352 (FGIC)	Aaa/NR	8,083,158
2,100	Montgomery Special Care Fac., Financing Auth. Rev.,
	8.99%, 11/15/29, Ser. 435 (MBIA)	Aaa/NR	2,264,493

			14,879,511

	Colorado—0.2%
2,812	Denver City & Cnty. Airport Rev., 10.13%, 11/15/25, Ser. 425 (FSA)	Aaa/NR	3,164,962

	Florida—1.0%
2,830	Highlands Cnty. Health Facs. Auth. Rev., Adventist,
	5.00%, 11/15/31, Ser. C	A2/A+	2,851,989
2,228	Orange Cnty. School Board, CP, 10.07%, 8/1/24, Ser. 328 (MBIA)	Aaa/NR	2,619,807
4,051	State Governmental Utilities Auth. Rev., 10.07%,
	10/1/29, Ser. 327 (AMBAC)	Aaa/NR	4,578,357
3,340	Sumter Landing Community Dev. Dist. Rev.,
	7.791%, 10/1/35, Ser. 1208 (MBIA)(a)(d)	AAA/AAA	3,183,154

			13,233,307

11.30.05 | PIMCO Municipal Income Funds II Semi-Annual Report 11

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Illinois—1.0%
	Chicago, GO,
$ 4,450	6.93%, 1/1/28, Ser. 332 (MBIA)	Aaa/NR	$4,727,947
3,300	10.65%, 1/1/40, Ser. 426 (FGIC)	Aaa/NR	4,027,089
1,932	Cook Cnty., GO, 8.99%, 11/15/28, Ser. 403 (FGIC)	Aaa/NR	2,133,643
2,000	State, GO, 13.10%, 4/1/27, Ser. 783 (FSA)	Aaa/NR	2,548,700

			13,437,379

	Louisiana—0.3%
4,000	Tobacco Settlement Financing Corp. Rev., 8.160%, 5/15/39	NR/NR	4,372,400

	Massachusetts—2.0%
2,100	Boston Water & Sewer Community Rev.,
	9.01%, 11/1/28, Ser. 434 (FGIC)	Aaa/NR	2,269,113
2,420	State, GO, 12.24%, 11/1/30, Ser. 785 (FGIC-TCRS)	Aaa/NR	3,358,379
	State Turnpike Auth. Rev.,
11,049	9.01%, 1/1/37, Ser. 334 (MBIA)	Aaa/NR	11,591,838
4,500	9.01%, 1/1/37, Ser. 489 (MBIA)	NR/AAA	4,721,085
5,667	11.88%, 1/1/39, Ser. 335 (AMBAC)	Aaa/NR	6,196,901

			28,137,316

	Nevada—0.3%
3,300	State, GO, 8.94%, 5/15/28, Ser. 344 (FGIC)	Aaa/NR	3,486,054

	New York—0.3%
3,335	Liberty Dev. Corp. Rev., 9.177%, 10/1/35, Ser. 1207 (a)	Aa3/AA3	4,418,108

	Ohio—0.2%
1,975	Hamilton Cnty. Sales Tax Rev., 10.16%, 12/1/27, Ser. 356 (MBIA)	Aaa/NR	2,229,854

	Pennsylvania—0.7%
3,050	Philadelphia Auth. Industrial Dev. Rev., Doubletree, 6.50%, 10/1/27	NR/NR	3,187,647
	Philadelphia School Dist., GO (MBIA),
4,016	8.15%, 4/1/27, Ser. 496	NR/AAA	4,096,332
1,670	10.51%, 4/1/27, Ser. 345	Aaa/NR	1,720,434

			9,004,413

	Texas—1.4%
3,075	Denton Utility System Rev., 10.63%, 12/1/29, Ser. 428 (MBIA)	Aaa/NR	3,461,097
1,650	Houston Airport System Rev., 8.87%, 7/1/25, Ser. 404 (FGIC)	Aaa/NR	1,745,320
	Houston Water & Sewer System Rev.,
2,750	10.13%, 12/1/28, Ser. 427 (FSA)	Aaa/NR	3,371,830
3,838	11.13%, 12/1/30, Ser. 495 (FGIC)	NR/AAA	4,941,165
2,000	Sabine River Auth. Rev., 5.20%, 5/1/28	Baa2/BBB-	2,005,000
3,345	State, GO, 7.66%, 4/1/35, Ser. 1147	NR/NR	3,404,441

			18,928,853

	Utah—0.6%
8,830	Utah Transit Auth. Rev., 10.62%, 6/15/35, Ser. 1197 (FSA)	AAA/AAA	8,829,558

	Washington—0.1%
1,820	Central Puget Sound Regional Transit Auth. Sales Tax & Motor Rev.,
	10.51%, 2/1/28, Ser. 360 (FGIC)	Aaa/NR	1,869,049

	Total Variable Rate Notes (cost—$111,203,290)		125,990,764

12 PIMCO Municipal Income Funds II Semi-Annual Report |11.30.05

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount
(000)		Value

U.S. TREASURY BILLS (h)—0.6%
$ 8,095	3.29%-3.65%,12/1/05-12/15/05 (cost—$8,085,403)	$8,085,403

OPTIONS PURCHASED (i)—0.0%

Contracts	Put Options—0.0%
805	U.S. Treasury Notes 5 yr. Futures, Chicago Board of Trade,
	strike price $100.50, expires 2/24/06 (cost—$15,194)	12,578

	Total Investments before options written (cost—$1,272,711,098)—100.1%	1,370,108,361

OPTIONS WRITTEN (i)—(0.1)%

	Call Options—(0.0)%
1,270	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
	strike price $111, expires 2/24/06	(277,813)

	Put Options—(0.1)%
1,270	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
	strike price $107, expires 2/24/06	(615,156)

	Total Options Written (premiums received—$875,779)	(892,969)

	Total Investments net of options written (cost—$1,271,835,319)—100.0%	$1,369,215,392

See accompanying notes to Financial Statements | 11.30.05 | PIMCO Municipal Income Funds II Semi-Annual Report 13

PIMCO California Municipal Income Fund II Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

CALIFORNIA MUNICIPAL BONDS & NOTES—86.1%

$ 2,000	ABC Unified School Dist., GO, zero coupon, 8/1/23, Ser. B (FGIC)	Aaa/AAA	$865,620
1,000	Alpine Union School Dist., GO, zero coupon, 8/1/24, Ser. B (FSA)	Aaa/AAA	424,970
8,115	Anaheim City School Dist., GO,
	5.00%, 8/1/26, (FGIC)(Pre-refunded @$101, 8/1/11) (b)	Aaa/AAA	8,831,473
	Association of Bay Area Governments Finance Auth. Rev.,
	Odd Fellows Home,
5,300	5.20%, 11/15/22	NR/A	5,512,636
26,000	5.35%, 11/15/32	NR/A	26,959,660
23,000	Bakersfield, CP, zero coupon, 4/15/21	NR/AAA	11,249,990
1,945	Bay Area Govt. Assoc., Improvement Board
	Act of 1915 Special Assessment, 6.30%, 9/2/25	NR/NR	2,041,822
2,000	Lease Rev., 5.00%, 7/1/32, Ser. 2002-1 (AMBAC)	Aaa/AAA	2,060,360
1,085	Capistrano Unified School Dist., Community Fac. Dist.,
	Special Tax, 5.70%, 9/1/20,
	(Pre-refunded @ $102, 9/1/09) (b)	NR/NR	1,192,599
1,100	Cathedral City Cove Improvements Dist. 04-02,
	Special Assessment, 5.00%, 9/2/30	NR/NR	1,078,935
2,300	Ceres Unified School Dist., GO, zero coupon, 8/1/27 (FGIC)	Aaa/AAA	689,356
	Chula Vista, Special Tax,
1,160	6.05%, 9/1/25, (Pre-refunded @ $102, 9/1/10) (b)	NR/NR	1,309,930
2,500	6.10%, 9/1/32, (Pre-refunded @ $102, 9/1/10) (b)	NR/NR	2,828,525
1,825	6.15%, 9/1/26	NR/NR	1,925,813
4,380	6.20%, 9/1/33	NR/NR	4,630,010
	Clovis Unified School Dist., GO, Ser. B (FGIC),
2,000	zero coupon, 8/1/23	Aaa/AAA	865,620
3,535	zero coupon, 8/1/25	Aaa/AAA	1,370,307
2,500	zero coupon, 8/1/27	Aaa/AAA	865,275
1,410	Community College Financing Auth. Lease Rev.,
	5.00%, 8/1/27, Ser. A (AMBAC)	Aaa/AAA	1,461,620
	Corona-Norco Unified School Dist., Public
	Financing Auth., Special Tax, Ser. A,
210	5.55%, 9/1/15	NR/NR	211,976
305	5.65%, 9/1/16	NR/NR	308,032
160	5.75%, 9/1/17	NR/NR	162,122
530	6.00%, 9/1/20	NR/NR	539,036
1,000	6.00%, 9/1/25	NR/NR	1,014,810
4,150	6.10%, 9/1/32	NR/NR	4,225,115
1,110	Special Tax, 5.10%, 9/1/25 (AMBAC)	Aaa/AAA	1,146,963
2,800	Cotati Redev. Agcy., Tax Allocation, 5.00%, 9/1/31,
	Ser. A (MBIA)	Aaa/AAA	2,847,264
3,000	Dinuba Financing Auth. Lease Rev., 5.10%, 8/1/32 (MBIA)	Aaa/AAA	3,090,810
3,475	Educational Facs. Auth. Rev., Loyola Marymount Univ.,
	zero coupon, 10/1/34 (MBIA)	Aaa/NR	800,292
4,520	Elk Grove Unified School Dist., Community Facs. Dist. No. 1,
	Special Tax, 4.75%, 12/1/33 (MBIA)	Aaa/AAA	4,485,377

14 PIMCO Municipal Income Funds II Semi-Annual Report |11.30.05

PIMCO California Municipal Income Fund II Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Empire Union School Dist., Special Tax, (AMBAC),
$ 1,560	zero coupon, 10/1/30	Aaa/AAA	$443,680
1,265	zero coupon, 10/1/32	Aaa/AAA	320,058
1,000	Escondido Union School Dist., GO, zero coupon, 8/1/27 (FSA)	Aaa/AAA	346,110
2,440	Eureka Union School Dist., GO, zero coupon, 8/1/27 (FSA)	Aaa/AAA	844,508
	Foothill Eastern Corridor Agcy. Toll Road Rev.,
7,100	zero coupon, 1/1/25, Ser. A	Aaa/AAA	2,921,792
3,270	zero coupon, 1/1/26, Ser. A	Aaa/AAA	1,266,961
1,500	zero coupon, 1/15/27 (MBIA-IBC)	Aaa/AAA	1,345,470
3,780	zero coupon, 1/1/28, Ser. A	Aaa/AAA	1,309,770
17,860	zero coupon, 1/1/30, Ser. A	Aaa/AAA	5,543,030
400	Franklin-McKinley School Dist., GO, 5.00%, 8/1/27,
	Ser. B (FSA)	Aaa/AAA	415,960
1,440	Fremont Community Facs. Dist. No. 1, Special Tax,
	5.30%, 9/1/30	NR/NR	1,443,139
	Golden State Tobacco Securitization Corp.,
	Tobacco Settlement Rev., Ser. 2003-A-1,
11,700	6.25%, 6/1/33	Baa3/BBB	12,703,041
36,200	6.75%, 6/1/39	Baa3/BBB	40,427,798
	Health Facs. Finance Auth. Rev. (CA Mtg. Ins.),
5,500	5.125%, 1/1/22	NR/A	5,750,140
3,875	5.25%, 1/1/26	NR/A	4,027,830
2,115	5.375%, 11/1/20	NR/A	2,241,900
4,000	Adventist Health System, 5.00%, 3/1/33	NR/A	4,002,080
565	Catholic Healthcare West, 5.00%, 7/1/28, Ser. A	A3/A-	565,893
1,750	Huntington Beach Community Facs. Dist., Special Tax,
	6.30%, 9/1/32	NR/NR	1,797,058
	Industry Urban Dev. Agcy., Tax Allocation (MBIA),
1,045	Transportation Dist. 2, 4.75%, 5/1/21	Aaa/AAA	1,067,959
1,035	Transportation Dist. 3, 4.75%, 5/1/21	Aaa/AAA	1,057,739
200	Infrastructure & Economic Dev. Bank Rev.,
	Bay Area Toll Bridges,
	5.00%, 7/1/36 (AMBAC)	Aaa/AAA	206,610
7,000	Irvine Improvement Board Act 1915, Special Assessment,
	5.70%, 9/2/26	NR/NR	7,144,410
1,900	Jurupa Unified School Dist., GO, zero coupon, 5/1/27 (FGIC)	Aaa/AAA	657,609
2,450	Kings Canyon JT Unified School Dist., GO,
	zero coupon, 8/1/27 (FGIC)	Aaa/AAA	847,969
5,300	Livermore-Amador Valley Water Management Agcy. Rev.,
	5.00%, 8/1/31, Ser. A (AMBAC)	Aaa/AAA	5,428,048
5,935	Long Beach Unified School Dist., GO, 5.00%, 8/1/27,
	Ser. C (MBIA)	Aaa/NR	6,113,287
	Los Angeles, CP (MBIA),
9,895	5.00%, 2/1/27	Aaa/AAA	10,195,412
2,685	5.00%, 10/1/27, Ser. AU	Aaa/AAA	2,774,088
7,200	Los Angeles, Wastewater System Rev.,
	5.00%, 6/1/30, Ser. A (FGIC)	Aaa/AAA	7,421,040

11.30.05 | PIMCO Municipal Income Funds II Semi-Annual Report 15

PIMCO California Municipal Income Fund II Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

$ 1,000	Manhattan Beach Unified School Dist., GO,
	zero coupon, 9/1/25 (FGIC)	Aaa/AAA	$386,090
7,295	Manteca Redev. Agcy., Tax Allocation, 5.00%, 10/1/32 (FSA)	Aaa/AAA	7,520,197
	Manteca Unified School Dist., Special Tax (MBIA),
2,365	zero coupon, 9/1/25	Aaa/AAA	904,352
5,330	5.00%, 9/1/29, Ser. C	Aaa/AAA	5,458,186
4,000	Merced Cnty., CP, Juvenile Justice Correctional Fac.,
	5.00%, 6/1/32 (AMBAC)	Aaa/NR	4,095,640
	Modesto Elementary School Dist. Stanislaus Cnty., GO,
	Ser. A (FGIC),
2,615	zero coupon, 8/1/23	Aaa/AAA	1,122,096
2,705	zero coupon, 8/1/24	Aaa/AAA	1,098,365
2,000	zero coupon, 5/1/27	Aaa/AAA	693,460
2,150	Modesto High School Dist. Stanislaus Cnty., GO,
	zero coupon, 8/1/26, Ser. A (FGIC)	Aaa/AAA	787,824
1,000	Modesto Public Financing Auth. Lease Rev.,
	5.00%, 9/1/29 (AMBAC)	Aaa/AAA	1,030,950
2,385	Monrovia Financing Auth. Lease Rev., Hillside
	Wilderness Preserve,
	5.125%, 12/1/31 (AMBAC)	Aaa/AAA	2,492,397
	Montebello Unified School Dist., GO,
1,500	zero coupon, 8/1/24 (FGIC)	Aaa/AAA	614,640
1,485	zero coupon, 8/1/24 (FSA)	Aaa/AAA	608,494
2,830	zero coupon, 8/1/25 (FGIC)	Aaa/AAA	1,097,021
2,775	zero coupon, 8/1/27 (FGIC)	Aaa/AAA	960,455
4,700	Moreno Valley Unified School Dist. Community Facs. Dist.,
	Special Tax, 5.20%, 9/1/36 (d)	NR/NR	4,678,145
2,400	Morgan Hill Unified School Dist., GO,
	zero coupon, 8/1/23 (FGIC)	Aaa/AAA	1,038,744
1,500	Mountain View-Whisman School Dist., GO,
	5.00%, 6/1/27, Ser. D (MBIA)	Aaa/AAA	1,558,830
1,800	Murrieta Redev. Agcy., Tax Allocation, 5.00%, 8/1/32 (MBIA)	Aaa/AAA	1,854,720
3,245	Newark Unified School Dist., GO, zero coupon,
	8/1/26, Ser. D (FSA)	Aaa/AAA	1,189,065
	Oakland Redev. Agcy., Tax Allocation,
1,395	5.25%, 9/1/27	NR/A-	1,426,053
2,185	5.25%, 9/1/33	NR/A-	2,226,974
1,000	Orange Cnty. Community Facs. Dist., Special Tax,
	No. 01-1-Ladera Ranch,
	6.00%, 8/15/25, Ser. A (Pre-refunded @ $101, 8/15/10)(b)	NR/NR	1,117,640
12,000	Orange Cnty. Sanitation Dist., CP, 5.25%, 2/1/30 (FGIC)	Aaa/AAA	12,656,160
	Palmdale Community Redev. Agcy., Tax Allocation (AMBAC),
1,230	zero coupon, 12/1/30	Aaa/AAA	351,140
1,230	zero coupon, 12/1/31	Aaa/AAA	331,436
1,225	zero coupon, 12/1/32	Aaa/AAA	311,371
1,750	Paramount Unified School Dist., GO, zero coupon,
	9/1/23, Ser. B (FSA)	Aaa/AAA	747,915

16 PIMCO Municipal Income Funds II Semi-Annual Report |11.30.05

PIMCO California Municipal Income Fund II Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Perris Public Financing Auth. Rev., Tax Allocation,
$ 1,190	4.75%, 10/1/23, Ser. B (MBIA)	Aaa/AAA	$1,217,489
780	5.375%, 10/1/20, Ser. C	NR/BBB	806,224
1,800	5.625%, 10/1/31, Ser. C	NR/BBB	1,878,012
10,150	Placer Union High School Dist., GO, zero coupon, 8/1/33 (FSA)	Aaa/AAA	2,480,660
	Poway Unified School Dist., Special Tax,
	Community FACS Dist. No. 10-Area-D,
1,000	5.65%, 9/1/25	NR/NR	1,017,740
2,200	5.70%, 9/1/32	NR/NR	2,234,496
	Community FACS Dist. No. 6,
2,700	5.125%, 9/1/28	NR/NR	2,711,097
1,500	5.50%, 9/1/25	NR/NR	1,527,900
3,000	5.60%, 9/1/33	NR/NR	3,054,150
	Community FACS Dist. No. 6-Area-A,
1,000	6.05%, 9/1/25	NR/NR	1,049,190
5,500	6.125%, 9/1/33	NR/NR	5,763,010
2,300	Community FACS Dist. No. 6-Area-B, 5.125%, 9/1/28	NR/NR	2,309,453
2,000	Rancho Cucamonga Community Facs. Dist., Special Tax,
	6.375%, 9/1/31, Ser. A	NR/NR	2,115,660
1,500	Richmond Wastewater Rev., zero coupon, 8/1/30 (FGIC)	Aaa/AAA	435,435
	Riverside Unified School Dist., Community Facs.
	Dist. No. 15 Special Tax, Ser. A,
1,000	5.15%, 9/1/25	NR/NR	1,003,720
1,000	5.25%, 9/1/30	NR/NR	1,003,700
1,000	5.25%, 9/1/35	NR/NR	1,001,430
3,510	Riverside, CP, 5.00%, 9/1/33 (AMBAC)	Aaa/AAA	3,604,910
	Rocklin Unified School Dist., GO (FGIC),
5,000	zero coupon, 8/1/24	Aaa/AAA	2,048,800
4,000	zero coupon, 8/1/25	Aaa/AAA	1,550,560
4,000	zero coupon, 8/1/26	Aaa/AAA	1,465,720
4,500	zero coupon, 8/1/27	Aaa/AAA	1,557,495
	Roseville Redev. Agcy., Tax Allocation (MBIA),
3,730	5.00%, 9/1/27	Aaa/AAA	3,868,719
3,365	5.00%, 9/1/32	Aaa/AAA	3,468,070
2,155	5.00%, 9/1/33	Aaa/AAA	2,219,435
4,500	Sacramento City Financing Auth. Rev.,
	5.00%, 12/1/32, Ser. A (FSA)
	(Prerefunded @ $100, 12/1/12) (b)	Aaa/AAA	4,891,995
4,730	North Natomas CFD No. 2, 6.25%, 9/1/23, Ser. A	NR/NR	4,873,934
12,490	Sacramento Cnty. Airport System Rev., 5.00%, 7/1/32,
	Ser. A (FSA)	Aaa/AAA	12,791,509
	San Diego Cnty. Water Auth. Water Rev., CP, Ser. A (MBIA),
8,285	5.00%, 5/1/28	Aaa/AAA	8,564,205
8,000	5.00%, 5/1/29	Aaa/AAA	8,259,360
1,000	San Diego Public Facs. Financing Auth. Lease Rev.,
	5.00%, 5/15/29, Ser. A (FGIC)	Aaa/AAA	1,029,830
1,500	Fire & Life Safety Facs., 5.00%, 4/1/32 (MBIA)	Aaa/AAA	1,534,980

11.30.05 | PIMCO Municipal Income Funds II Semi-Annual Report 17

PIMCO California Municipal Income Fund II Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

$ 14,000	San Diego Public Facs. Financing Auth. Water Rev.,
	5.00%, 8/1/32, (MBIA)	Aaa/AAA	$14,381,780
	San Francisco City & Cnty. Airport Community, Int’l
	Airport Rev., (MBIA),
5,585	4.50%, 5/1/28, Ser. 2	Aaa/AAA	5,423,482
20,300	5.00%, 5/1/32, Ser. 28B	Aaa/AAA	20,779,080
10,405	San Joaquin Hills Transportation Corridor Agcy. Toll Road Rev.,
	zero coupon, 1/1/25	Aaa/AAA	4,242,223
10,190	San Jose, Libraries & Parks, GO, 5.125%, 9/1/31	Aa1/AA+	10,555,210
	San Juan Unified School Dist., GO (FSA),
1,770	zero coupon, 8/1/23	Aaa/AAA	766,074
6,105	zero coupon, 8/1/26	Aaa/AAA	2,237,055
4,835	San Mateo Foster City School Dist., GO,
	5.10%, 8/1/31 (FGIC) (Pre-refunded @ $101, 8/1/11) (b)	Aaa/AAA	5,286,589
2,300	San Mateo Union High School Dist., GO,
	zero coupon, 9/1/20 (FGIC)	Aaa/AAA	1,163,087
1,730	San Rafael City High School Dist., GO,
	5.00%, 8/1/27, Ser. B (FSA)	Aaa/AAA	1,786,208
3,280	San Rafael Elementary School Dist., GO,
	5.00%, 8/1/27, Ser. B (FSA)	Aaa/AAA	3,386,567
	Santa Clara Unified School Dist., GO (MBIA),
2,755	5.00%, 7/1/25	Aaa/AAA	2,861,123
2,895	5.00%, 7/1/26	Aaa/AAA	3,001,478
3,040	5.00%, 7/1/27	Aaa/AAA	3,137,766
1,260	Santa Cruz Cnty., Rev., 5.25%, 8/1/32	A3/NR	1,306,922
	Santa Margarita Water Dist., Special Tax,
2,000	6.00%, 9/1/30	NR/NR	2,112,560
3,000	6.25%, 9/1/29	NR/NR	3,176,040
2,000	Santa Monica Community College Dist., GO,
	zero coupon, 8/1/26, Ser. C (MBIA)	Aaa/AAA	706,740
	Saugus Hart School Facs. Financing Auth., Special Tax,
	Community Facs. Dist. 00-1,
1,140	6.10%, 9/1/32	NR/NR	1,164,727
2,260	6.125%, 9/1/33	NR/NR	2,308,974
1,000	Shasta Union High School Dist., GO, zero coupon, 8/1/24 (FGIC)	Aaa/AAA	409,760
2,745	South Tahoe JT Powers Parking Financing Auth. Rev.,
	7.00%, 12/1/27, Ser. A	NR/NR	2,687,767
1,800	Southern Mono Health Care Dist., GO,
	zero coupon, 8/1/26 (MBIA)	Aaa/AAA	646,416
900	State Department of Water Resources Rev., Central VY Project,
	5.00%, 12/1/25, Ser. AC (MBIA)	Aaa/AAA	941,769
20,000	State Economic Recovery Rev., 5.00%, 7/1/11, Ser. A (MBIA)	Aaa/AAA	21,485,400
9,605	State Public Works Board Lease Rev.,
	UCLA Replacement Hospital,
	5.00%, 10/1/22, Ser. A (FSA)	Aaa/AAA	9,986,799
1,710	State Univ. Rev., 5.00%, 11/1/33, Ser. A (AMBAC)	Aaa/AAA	1,757,128

18 PIMCO Municipal Income Funds II Semi-Annual Report |11.30.05

PIMCO California Municipal Income Fund II Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Statewide Community Dev. Auth. Rev.,
$ 3,555	Bentley School, 6.75%, 7/1/32 (a)	NR/NR	$3,880,816
9,700	Health Fac., Jewish Home, 5.50%, 11/15/33 (CA ST Mtg.)	NR/A	10,288,402
2,770	Kaiser Permanente, 5.50%, 11/1/32, Ser. A	A3/A+	2,895,924
3,000	Live Oak School, 6.75%, 10/1/30	NR/NR	3,146,340
1,170	Wildwood Elementary School, CP, 6.10%, 11/1/15 (a)	NR/NR	1,171,556
1,775	Statewide Financing Auth. Tobacco Settlement Rev.,
	5.625%, 5/1/29	Baa3/NR	1,836,060
7,750	Tamalpais Union High School Dist., GO, 5.00%, 8/1/27 (FSA)	Aaa/AAA	8,024,350
	Tobacco Securitization Agcy. Rev.,
4,500	Alameda Cnty., 6.00%, 6/1/42	Baa3/NR	4,691,070
	Fresno Cnty.,
4,175	5.625%, 6/1/23	Baa3/BBB	4,218,545
10,000	6.00%, 6/1/35	Baa3/BBB	10,469,400
1,800	Stanislaus Fdg., 5.875%, 6/1/43, Ser. A	Baa3/NR	1,864,170
995	Tracy Community Facs. Dist., Special Tax,
	No. 99-2 South Macarthur Area,
	6.00%, 9/1/27	NR/NR	1,010,313
6,250	University Rev., 5.00%, 5/15/11, Ser. A (AMBAC)	Aaa/AAA	6,727,000
10,000	Ventura Cnty. Community College Dist., GO,
	5.00%, 8/1/27, Ser. A (MBIA)	Aaa/AAA	10,399,000
1,555	Ventura Unified School Dist., GO, 5.00%, 8/1/32, Ser. F (FSA)	Aaa/AAA	1,606,424
2,000	Vernon Electric System Rev., Malburg Generating Station,
	5.50%, 4/1/33, (Pre-refunded @ $100, 4/1/08) (b)	Aaa/NR	2,104,820
	Victor Elementary School Dist., GO, Ser. A (FGIC),
1,125	zero coupon, 8/1/24	Aaa/AAA	460,980
2,410	zero coupon, 8/1/26	Aaa/AAA	883,096
1,000	Vista Unified School Dist., GO, zero coupon,
	8/1/26, Ser. A (FSA)	Aaa/AAA	366,430
	West Contra Costa University School Dist., GO, Ser. A (MBIA),
2,740	5.00%, 8/1/26	Aaa/AAA	2,825,817
2,690	5.00%, 8/1/28	Aaa/AAA	2,767,391
1,890	5.00%, 8/1/31	Aaa/AAA	1,936,362
3,375	Westlands Water Dist. Rev., CP, 5.00%, 9/1/34 (MBIA)	Aaa/AAA	3,466,260
2,000	William S. Hart JT School Financing Auth. Rev.,
	5.625%, 9/1/34	NR/BBB+	2,096,220
2,110	Yuba City Unified School Dist., GO, zero coupon,
	9/1/25 (FGIC)	Aaa/AAA	806,843

	Total California Municipal Bonds & Notes (cost—$562,858,987)		594,966,268

OTHER MUNICIPAL BONDS & NOTES—4.6%

	Iowa—2.1%
16,100	Tobacco Settlement Auth. of Iowa Rev.,
	zero coupon, 6/1/34, Ser. B	Baa3/BBB	14,478,408

	New York—0.5%
3,250	State Dormitory Auth. Rev., Hospital, 6.25%, 8/15/15 (FHA)	Aa2/AAA	3,724,793

11.30.05 | PIMCO Municipal Income Funds II Semi-Annual Report 19

PIMCO California Municipal Income Fund II Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Puerto Rico—0.7%
$ 2,000	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/A-	$ 2,052,280
2,505	Public Building Auth. Rev., Government Facs.,
	5.00%, 7/1/36, Ser. I (GTD)	Baa2/BBB	2,481,653

			4,533,933

	Tennessee—1.3%
8,535	Memphis Electric System Rev., 5.00%, 12/1/16,
	Ser. A (MBIA)	Aaa/AAA	9,035,919

	Total Other Municipal Bonds & Notes (cost—$31,461,180)		31,773,053

CALIFORNIA VARIABLE RATE NOTES (c)(e)(f)—6.0%

2,500	Coronado Community Dev. Agcy., Tax Allocation,
	9.951%, 9/1/35 (AMBAC)	NA/AAA	2,515,400
4,238	Los Angeles Dept. of Water & Power, Waterworks Rev.,
	10.72%, 7/1/41, Ser. 754 (FGIC-TCRS)	Aaa/NR	4,728,711
1,875	Modesto Public Financing Auth. Lease Rev.,
	10.22%, 9/1/29, Ser. 354 (AMBAC)	Aaa/NR	2,107,125
4,952	Oakland, GO, 10.22%, 1/15/32, Ser. 756 (FGIC)	Aaa/NR	5,548,601
1,944	San Diego Unified School Dist., GO, 10.22%, 7/1/27,
	Ser. 758 (FGIC)	Aaa/NR	2,486,609
3,743	San Jose, GO, 10.22%, 9/1/32, Ser. 760 (MBIA)	Aaa/NR	4,242,798
2,288	San Jose Unified School Dist. Santa Clara Cnty., GO,
	10.22%, 8/1/27, Ser. 761 (FSA)	Aaa/NR	2,611,410
10,000	Statewide Financing Auth. Rev., 8.420%, 5/1/37	NR/NR	10,927,600
	University Rev.,
1,375	9.22%, 5/15/35, Ser. 1119 (FSA)	NR/AAA	1,331,715
1,250	9.444%, 5/15/35, (FGIC)	Aaa/AA2	1,226,300
2,500	10.22%, 9/1/28, Ser. 762 (FGIC)	Aaa/NR	2,880,225
1,130	10.74%, 5/15/38, Ser. 1198	AA-/AA-	1,048,866

	Total California Variable Rate Notes (cost—$37,832,956)		41,655,360

OTHER VARIABLE RATE NOTES (f)—2.5%

	Puerto Rico—2.5%
11,000	Public Building Auth. Rev., Government Facs.,
	5.00%, 7/1/36, Ser. J (AMBAC-GTD)	Aaa/AAA	11,754,380
5,300	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A	Baa3/BBB-	5,732,268

	Total Other Variable Rate Notes (cost—$17,474,047)		17,486,648

CALIFORNIA VARIABLE RATE DEMAND NOTES (f)(g)—0.2%

1,400	State, GO, 3.00%, 12/1/05 (cost—$1,400,000)	A-1+/A-1+	1,400,000

U.S. TREASURY BILLS (h)—0.7%

4,405	3.29%-3.65%,12/1/05-12/15/05 (cost—$4,399,675)		4,399,675

	Total Investments before options written (cost—$655,426,845)—100.1%		691,681,004

20 PIMCO Municipal Income Funds II Semi-Annual Report |11.30.05

PIMCO California Municipal Income Fund II Schedule of Investments
November 30, 2005 (unaudited)

Contracts		Value

OPTIONS WRITTEN (i)—(0.1)%
	Call Options—(0.0)%
678	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
	strike price $111, expires 2/24/06	$(148,313)

	Put Options—(0.1)%
678	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
	strike price $107, expires 2/24/06	(328,406)

	Total Options Written (premiums received—$467,139)	(476,719)

	Total Investments net of options written (cost—$654,959,706)—100.0%	$691,204,285

See accompanying notes to Financial Statements | 11.30.05 | PIMCO Municipal Income Funds II Semi-Annual Report 21

PIMCO New York Municipal Income Fund II Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

NEW YORK MUNICIPAL BONDS & NOTES—83.6%

	Buffalo Municipal Water Finance Auth., Water System Rev.,
	Ser. B (FSA) (Pre-refunded @ $100, 7/1/12) (b)
$ 250	5.00%, 7/1/27	Aaa/AAA	$270,620
1,000	5.125%, 7/1/32	Aaa/AAA	1,089,740
10,000	Erie Cnty. Tobacco Asset Securitization Corp. Rev.,
	6.50%, 7/15/32, (Pre-refunded @ $101, 7/15/10) (b)	Ba1/AAA	11,315,500
3,075	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters,
	5.25%, 10/1/35	Aa3/A+	3,408,053
	Metropolitan Transportation Auth. Rev.,
1,850	5.00%, 11/15/30, Ser. A (FSA)	Aaa/AAA	1,907,942
10,000	5.25%, 11/15/31, Ser. E	A2/A	10,473,200
7,000	Metropolitan Transportation Auth. Service Contract Rev.,
	5.35%, 7/1/31, Ser. B	A2/AAA	7,375,760
	New York City, GO,
4,000	5.00%, 3/1/33, Ser. I	A1/A+	4,062,800
5,000	5.00%, 6/1/33, Ser. O	A1/A+	5,098,400
	New York City Health & Hospital Corp. Rev., Ser. A
1,100	5.375%, 2/15/26	A2/BBB+	1,136,443
2,000	5.45%, 2/15/26	A2/BBB+	2,084,020
	New York City Industrial Dev. Agcy. Rev.,
1,000	Eger Harbor, 4.95%,11/20/32 (GNMA)	NR/AA+	1,007,170
1,500	Staten Island Univ. Hospital, 5.00%, 7/1/27	Aa2/NR	1,562,550
1,235	United Jewish Appeal Fed., 6.45%, 7/1/32	B2/NR	1,260,565
3,055	New York City Municipal Water Finance Auth.,
	Water & Sewer System Rev.,
	4.75%, 6/15/25, Ser. D (MBIA-IBC)	Aaa/AAA	3,084,572
10,000	New York City Transitional Finance Auth. Rev.,
	5.00%, 11/1/27, Ser. B	Aa1/AAA	10,347,500
3,600	Port Auth. New York & New Jersey Rev.,
	5.00%, 4/15/32, Ser. 125 (FSA)	Aaa/AAA	3,745,800
	Sachem Central School Dist. of Holbrook, GO (MBIA),
3,445	5.00%, 6/15/28	Aaa/AAA	3,589,656
2,895	5.00%, 6/15/29	Aaa/AAA	3,001,478
7,500	State Dormitory Auth. Lease Rev., State Univ. Dormitory Facs.,
	5.00%, 7/1/32, (Pre-refunded @ $100, 7/1/12) (b)	A1/AA-	8,118,600
	State Dormitory Auth. Rev.,
2,600	Catholic Health of Long Island, 5.10%, 7/1/34	Baa1/BBB	2,637,752
4,315	Court Facs. Lease, 5.50%, 5/15/32 (AMBAC)	Aaa/AAA	4,978,172
2,000	Kaleida Health Hospital, 5.05%, 2/15/25 (FHA)	NR/AAA	2,074,560
5,300	Lenox Hill Hospital, 5.50%, 7/1/30	Ba2/NR	5,215,571
1,400	Long Island Univ., 5.25%, 9/1/28 (Radian)	Baa3/AA	1,455,356
1,500	Memorial Sloan-Kettering Center, 5.00%, 7/1/34, Ser. 1	Aa2/AA	1,533,135
8,850	North General Hospital, 5.00%, 2/15/25	NR/AA-	9,080,542
3,225	NY & Presbyterian Hospital Rev., 4.75%, 8/1/27 (AMBAC-FHA)	Aaa/AAA	3,257,508
5,000	Saint Barnabas Hospital, 5.00%, 2/1/31, Ser. A (AMBAC-FHA)	Aaa/AAA	5,124,750
8,600	State Personal Income Tax, 5.00%, 3/15/32,
	(Pre-refunded @ $100, 3/15/13) (b)	A1/AA	9,301,416

22 PIMCO Municipal Income Funds II Semi-Annual Report |11.30.05

PIMCO New York Municipal Income Fund II Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

$ 1,250	Student Housing Corp., 5.125%, 7/1/34 (FGIC)	Aaa/AAA	$1,315,000
4,270	Teachers College, 5.00%, 7/1/32 (MBIA)	Aaa/NR	4,402,413
2,000	Yeshiva Univ., 5.125%, 7/1/34 (AMBAC)	Aaa/NR	2,104,000
2,000	State Environmental Facs. Corp.,
	State Clean Water & Drinking Rev., 5.125%, 6/15/31	Aaa/AAA	2,090,700
5,000	State Municipal Board Bank Agcy. Special School Purpose Rev.,
	5.00%, 6/1/23, Ser. C	NR/A+	5,141,400
	State Urban Dev. Corp. Rev.,
6,100	5.00%, 3/15/33, Ser. C-1 (Pre-refunded @ $100, 3/15/13) (b)	A1/AA	6,597,516
4,000	5.00%, 3/15/35, Ser. B	AA/AA	4,107,280
	Tobacco Settlement Asset Backed, Inc. Rev., Ser. 1,
25,000	5.75%, 7/15/32	Baa3/BBB	25,591,000
10,000	6.375%, 7/15/39	Baa3/BBB	10,471,400
	Triborough Bridge & Tunnel Auth. Rev. (FGIC-TCRS),
710	5.00%, 1/1/32	NR/NR	730,555
3,990	5.00%, 1/1/32, (Pre-refunded @ $100, 1/1/12) (b)	NR/NR	4,303,414
2,000	Warren & Washington Counties Industrial Dev. Agcy. Fac. Rev.,
	Glens Falls Hospital, 5.00%, 12/1/35, Ser. A (FSA)	Aaa/AAA	2,055,660
750	Westchester Cnty. Industrial Dev. Agcy. Continuing
	Care Retirement Rev., Kendal on Hudson, 6.50%, 1/1/34	NR/NR	785,370

	Total New York Municipal Bonds & Notes (cost—$189,163,357)		198,294,839

OTHER MUNICIPAL BONDS & NOTES—5.0%

	California—1.6%
	Alameda Unified School Dist., Alameda Cnty., GO, Ser. A (FSA),
3,500	zero coupon, 8/1/24	Aaa/AAA	1,447,285
3,000	zero coupon, 8/1/25	Aaa/AAA	1,174,140
3,130	Covina Valley Unified School Dist., GO,
	zero coupon, 6/1/25, Ser. B (FGIC)	Aaa/AAA	1,223,110

			3,844,535

	Colorado—0.0%
210	Dawson Ridge Dist. No. 1, GO, zero coupon, 10/1/22, Ser. A	Aaa/NR	93,782

	Puerto Rico—3.4%
5,675	Children’s Trust Fund Tobacco Settlement Rev., 5.625%, 5/15/43	Baa3/BBB	5,768,183
1,500	Commonwealth Highway & Transportation Auth. Rev.,
	5.25%, 7/1/38, Ser. D (Pre-refunded @ $100, 7/1/12) (b)	Baa2/AAA	1,631,760
750	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/A-	769,605

			8,169,548

	Total Other Municipal Bonds & Notes (cost—$11,362,663)		12,107,865

11.30.05 | PIMCO Municipal Income Funds II Semi-Annual Report 23

PIMCO New York Municipal Income Fund II Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

NEW YORK VARIABLE RATE NOTES (c)(e)(f)—10.0%

$ 6,994	Long Island Power Auth. Electric System Rev.,
	11.13%, 12/1/26, Ser. 339 (MBIA-IBC)	Aaa/NR	$8,278,098
1,030	Mortgage Agcy. Rev., 9.15%, 10/1/27, Ser. 1199	Aa1/AA1	1,061,848
	New York City Municipal Water Finance Auth.,
	Water & Sewer System Rev.,
1,250	10.315%, 6/15/32	NR/NR	1,358,800
3,750	10.815%, 6/15/34	NR/NR	4,300,800
1,950	New York City Trust for Cultural Resources Rev.,
	10.301%, 2/1/34 (FGIC)	NR/NR	2,207,459
2,475	State Dormitory Auth. Rev., 10.099%, 5/15/31 (AMBAC)	NR/AAA	3,615,282
1,250	State Dormitory Auth. Rev., Drivers,
	10.004%, 6/1/13, Ser. 93 (Radian)	Aa3/NR	1,396,600
1,300	State Urban Dev. Corp. Rev., 12.94%, 3/15/35	NR/AA	1,469,390

	Total New York Variable Rate Notes (cost—$23,321,263)		23,688,277

OTHER VARIABLE RATE NOTES (f)—0.9%

	Puerto Rico—0.9%
1,900	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A
	(cost—$2,028,662)	Baa3/BBB-	2,054,964

U.S. TREASURY BILLS (h)—0.6%

1,315	3.32%-3.65%,12/1/05-12/15/05 (cost—$1,313,268)		1,313,268

	Total Investments before options written (cost—$227,189,213)—100.1%		237,459,213

OPTIONS WRITTEN (i)—(0.1)%

Contracts	Call Options—(0.0)%
195	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
	strike price $111, expires 2/24/06		(42,656)

	Put Options—(0.1)%
195	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
	strike price $107, expires 2/24/06		(94,453)

	Total Options Written (premiums received—$134,137)		(137,109)

	Total Investments net of options written (cost—$227,055,076)—100.0%		$237,322,104

24 PIMCO Municipal Income Funds II Semi-Annual Report |11.30.05

PIMCO New York Municipal Income Fund II Schedule of Investments
November 30, 2005 (unaudited)

Footnotes
(a)	Illiquid security.
(b)
Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.

(c)
144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	When-Issued or delayed-delivery security. To be settled/delivered after November 30, 2005.
(e)	Residual Interest/Tax Exempt Municipal Bonds — The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
(f)
Variable Rate Notes — instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on November 30, 2005.

(g)	Maturity date shown is date of next put.
(h)	All or partial amount segregated as collateral for futures contracts, when-issued or delayed-delivery securities.
(i)	Non-income producing.

Glossary:
AMBAC — insured by American Municipal Bond Assurance Corp.
CA Mtg. Ins. — insured by California Mortgage Insurance
CA St. Mtg. — insured by California State Mortgage
CP — Certificates of Participation
FGIC — insured by Financial Guaranty Insurance Co.
FHA — insured by Federal Housing Administration
FSA — insured by Financial Security Assurance, Inc.
GNMA — insured by Government National Mortgage Association
GO — General Obligation Bond
GTD — Guaranteed.
IBC — Insurance Bond Certificate
MBIA — insured by Municipal Bond Investors Assurance
NR — Not Rated
PSF — Public School Fund
Radian — insured by Radian Guaranty, Inc.
TCRS — Temporary Custodian Receipts
XLCA — insured by XL Capital Assurance

See accompanying notes to Financial Statements | 11.30.05 | PIMCO Municipal Income Funds II Semi-Annual Report 25

PIMCO Municipal Income Fund II Statements of Assets and Liabilities
November 30, 2005 (unaudited)

		California	New York
	Municipal II	Municipal II	Municipal II

Assets:
Investments, at value (cost–$1,272,711,098, $655,426,845
and $227,189,213, respectively)	$1,370,108,361	$691,681,004	$237,459,213

Cash	9,097,965	2,578,292	72,936

Interest receivable	17,574,202	9,492,146	4,161,946

Receivable for variation margin on futures contracts	260,002	81,786	21,107

Receivable for investments sold	85,000	160,000	—

Prepaid expenses	48,417	36,643	17,189

Total Assets	1,397,173,947	704,029,871	241,732,391

Liabilities:
Payable for investments purchased	40,367,149	4,678,145	—

Dividends payable to common and preferred shareholders	5,068,932	2,523,270	882,599

Options written, at value (premiums received–
$875,779, $467,139, and $134,137)	892,969	476,719	137,109

Investment management fees payable	553,617	285,225	98,796

Accrued expenses	108,031	61,122	34,223

Total Liabilities	46,990,698	8,024,481	1,152,727

Preferred shares ($25,000 net asset and liquidation
value per share applicable to an aggregate of
20,200, 10,400 and 3,600 shares issued and
outstanding, respectively)	505,000,000	260,000,000	90,000,000

Net Assets Applicable to Common Shareholders	$845,183,249	$436,005,390	$150,579,664

Composition of Net Assets Applicable to
Common Shareholders:
Common Stock:
Par value ($0.00001 per share)	$585	$303	$105

Paid-in-capital in excess of par	831,138,693	430,851,550	148,911,247

Undistributed (dividends in excess of) net investment income	1,441,885	(196,848)	(536,304)

Accumulated net realized loss on investments	(92,068,323)	(32,198,732)	(9,050,646)

Net unrealized appreciation of investments, futures
contracts and options written	104,670,409	37,549,117	11,255,262

Net Assets Applicable to Common Shareholders	$845,183,249	$436,005,390	$150,579,664

Common Shares Outstanding	58,461,164	30,326,329	10,489,475

Net Asset Value Per Common Share	$14.46	$14.38	$14.36

26 PIMCO Municipal Income Funds II Semi-Annual Report |11.30.05 | See accompanying notes to Financial Statements

PIMCO Municipal Income Fund II Statements of Operations
November 30, 2005 (unaudited)

		California	New York
	Municipal II	Municipal II	Municipal II

Investment Income:
Interest	$35,709,974	$17,769,476	$ 6,463,626

Expenses:
Investment management fees	4,450,309	2,291,756	793,154

Auction agent fees and commissions	644,985	337,545	117,582

Custodian and accounting agent fees	85,759	68,252	38,626

Reports to shareholders	39,856	14,945	11,108

Trustees’ fees and expenses	33,489	20,123	8,326

Audit and tax services	30,718	22,480	16,582

New York Stock Exchange listing fees	25,592	13,306	11,763

Transfer agent fees	18,107	18,751	19,879

Legal fees	14,186	6,318	2,928

Insurance expense	13,424	7,363	3,333

Miscellaneous	7,686	6,375	5,896

Investor relations	6,711	3,294	1,820

Total expenses	5,370,822	2,810,508	1,030,997

Less: investment management fees waived	(1,026,994)	(528,867)	(183,035)

custody credits earned on cash balances	(46,102)	(12,542)	(4,729)

Net expenses	4,297,726	2,269,099	843,233

Net Investment Income	31,412,248	15,500,377	5,620,393

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,098,506)	(445,823)	(267,302)

Futures contracts	(22,485,209)	(8,173,851)	(2,221,149)

Options written	3,750,036	2,849,957	917,120

Net change in unrealized appreciation/depreciation of:
Investments	(22,035,707)	(7,956,298)	(3,606,413)

Futures contracts	24,628,836	7,989,726	2,682,421

Options written	909,949	557,800	196,217

Net realized and change in unrealized loss on investments,
futures contracts and options written	(16,330,601)	(5,178,489)	(2,299,106)

Net Increase in Net Assets Resulting from
Investment Operations	15,081,647	10,321,888	3,321,287

Dividends on Preferred Shares from
Net Investment Income	(5,905,565)	(2,636,715)	(1,008,784)

Net Increase in Net Assets Applicable to Common
Shareholders Resulting from Investment Operations	$ 9,176,082	$ 7,685,173	$ 2,312,503

See accompanying notes to Financial Statements | 11.30.05 | PIMCO Municipal Income Funds II Semi-Annual Report 27

PIMCO Municipal Income Funds II	Statements of Changes in Net Assets
Applicable to Common Shareholders

	Municipal II

	Six Months ended
	November 30, 2005	Year ended
	(unaudited)	May 31, 2005

Investment Operations:
Net investment income	$ 31,412,248	$ 64,807,639

Net realized loss on investments, futures contracts and options written	(19,833,679)	(56,492,627)

Net change in unrealized appreciation/depreciation of investments, futures
contracts and options written	3,503,078	104,781,470

Net increase in net assets resulting from investment operations	15,081,647	113,096,482

Dividends on Preferred Shares from Net Investment Income	(5,905,565)	(8,269,559)

Net increase in net assets applicable to common shareholders
resulting from investment operations	9,176,082	104,826,923

Dividends on Common Shareholders from Net Investment Income	(29,548,776)	(58,819,603)

Capital Share Transactions:
Reinvestment of dividends and distributions	3,265,958	3,612,366

Total increase (decrease) in net assets applicable to common shareholders	(17,106,736)	49,619,686

Net Assets Applicable to Common Shareholders:
Beginning of period	862,289,985	812,670,299

End of period (including undistributed (dividends in excess of) net investment income of $1,441,885 and $5,483,978; $(196,848) and $1,703,352;
$(536,304) and $(41,926); respectively)	$845,183,249	$862,289,985

Common Shares Issued in Reinvestment of Dividends:	221,020	247,531

28 PIMCO Municipal Income Funds II Semi-Annual Report |11.30.05 | See accompanying notes to Financial Statements

California Municipal II		New York Municipal II

Six Months ended		Six Months ended
November 30, 2005	Year ended	November 30, 2005	Year ended
(unaudited)	May 31, 2005	(unaudited)	May 31, 2005

$ 15,500,377	$ 31,511,574	$ 5,620,393	$ 11,114,342

(5,769,717)	(15,854,430)	(1,571,331)	(3,938,025)

591,228	50,065,774	(727,775)	15,598,114

10,321,888	65,722,918	3,321,287	22,774,431

(2,636,715)	(3,645,115)	(1,008,784)	(1,342,842)

7,685,173	62,077,803	2,312,503	21,431,589

(14,763,862)	(29,434,247)	(5,105,987)	(10,169,499)

1,488,301	1,293,066	561,014	592,411

(5,590,388)	33,936,622	(2,232,470)	11,854,501

441,595,778	407,659,156	152,812,134	140,957,633

$436,005,390	$441,595,778	$150,579,664	$152,812,134

101,546	91,921	37,941	41,816

11.30.05 | PIMCO Municipal Income Funds II Semi-Annual Report 29

PIMCO Municipal Income Funds II Notes to Financial Statements
November 30, 2005 (unaudited)

1. Organization and Significant Accounting Policies
PIMCO Municipal Income Fund II (“Municipal II”), PIMCO California Municipal Income Fund II (“California Municipal II”) and PIMCO New York Municipal Income Fund II (“New York Municipal II”) collectively referred to as the “Funds” or “PIMCO Municipal Income Funds II”, were organized as Massachusetts business trusts on March 29, 2002. Prior to commencing operations on June 28, 2002, the Funds had no operations other than matters relating to their organization and registration as closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”), serves as the Funds’ investment manager and is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, majority-owned subsidiary of Allianz AG.

Municipal II invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes. California Municipal II invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California state income taxes. New York Municipal II invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York State and New York City income taxes. The Funds will seek to avoid bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds based upon events that have not yet been asserted. However, the Funds expect the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. The independent pricing service uses information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Funds’ net asset values are determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the exchange is open for business.

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Original issue discounts or premiums on debt securities purchased are accreted or amortized daily to non-taxable interest income. Market discount, if any, is accreted daily to taxable income.

(c) Federal Income Taxes
The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of their taxable ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax.

30 PIMCO Municipal Income Funds II Semi-Annual Report |11.30.05

PIMCO Municipal Income Funds II Notes to Financial Statements
November 30, 2005 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(d) Dividends and Distributions—Common Stock
The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) Futures Contracts
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities, equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(f) Option Transactions
The Funds may purchase and write (sell) put and call options on securities for hedging purposes, risk management purposes or as part of its investment strategy. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a call option written by the Funds is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written by the Funds is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Funds purchasing a security at a price different from the current market value.

(g) Residual Interest Municipal Bonds (“RIBS”)/Residual Interest Tax Exempt Bonds (“RITES”)
The Funds invest in RIBS and RITES whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. RIBS and RITES are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s) goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and visa versa. The longer-term bonds may be more volatile and less liquid than other municipal bonds of comparable maturity. Investments in RIBS and RITES typically will involve greater risk than an investment in a fixed-rate bond The Funds may also invest in RIBS and RITES for the purpose of increasing their leverage.

11.30.05 | PIMCO Municipal Income Funds II Semi-Annual Report 31

PIMCO Municipal Income Funds II Notes to Financial Statements
November 30, 2005 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(h) When-Issued/Delayed-Delivery Transactions
The Funds may purchase or sell securities on a when-issued or delayed-delivery basis. The transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Fund does not participate in future gains and losses with respect to the security.

(i) Custody Credits Earned on Cash Balances
The Funds benefit from an expense offset arrangement with their custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Funds.

2. Investment Manager/Sub-Adviser
Each Fund has entered into an Investment Management Agreement (the “Agreements”) with the Investment Manager. Subject to the supervision by each Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and other administrative matters. Pursuant to the Agreements, the Investment Manager receives an annual fee, payable monthly, at the annual rate of 0.65% of each Fund’s average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding. In order to reduce each Fund’s expenses, the Investment Manager has contractually agreed to waive a portion of its investment management fee for each Fund at the annual rate of 0.15% of each Fund’s average daily net assets, including net assets attributable to any preferred shares that may be outstanding, from the commencement of operations through June 30, 2007, and for a declining amount thereafter through June 30, 2009.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the “Sub-Adviser”) to manage each Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all investment decisions for the Funds. The Investment Manager, not the Funds, pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.50% of each Funds average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding. The Sub-Adviser has contractually agreed to waive a portion of the fees it is entitled to receive from the Investment Manager, such that the Sub-Adviser will receive 0.26% of each Fund’s average daily net assets, including net assets attributable to any preferred shares that may be outstanding, from the commencement of the Funds’ operations through June 30, 2007, and will receive an increasing amount not to exceed 0.50% of each Fund’s average daily net assets, including net assets attributable to any preferred shares that may be outstanding thereafter through June 30, 2009.

3. Investments in Securities

(a) For the period ended November 30, 2005, purchases and sales of investments, other than short-term securities, were:

		California	New York
	Municipal II	Municipal II	Municipal II

Purchases	$243,326,595	$77,222,783	$50,715,742
Sales	204,222,360	80,006,802	41,223,066

32 PIMCO Municipal Income Funds II Semi-Annual Report |11.30.05

PIMCO Municipal Income Funds II Notes to Financial Statements
November 30, 2005 (unaudited)

3. Investments in Securities (continued)

(b) Futures contracts outstanding at November 30, 2005:

			Notional		Unrealized
			Value	Expiration	Appreciation
Fund		Type	(000)	Date	(Depreciation)

Municipal II	Long:	U.S. Treasury Notes 5 yr. Futures	$518,900	3/22/06	$(1,699,391)
	Short:	U.S. Treasury Notes 10 yr. Futures	(32,300)	12/20/05	819,484
		U.S. Treasury Bond Futures	(263,700)	12/20/05	7,751,656
		U.S. Treasury Notes 10 yr. Futures	(14,500)	3/22/06	9,743
		U.S. Treasury Bond Futures	(119,100)	3/22/06	408,844

					$7,290,336

California Municipal II
	Long:	U.S. Treasury Notes 5 yr. Futures	$43,300	3/22/06	$(182,219)
	Short:	U.S.Treasury Bond Futures	(57,700)	12/20/05	1,417,695
		U.S. Treasury Bond Futures	(17,000)	3/22/06	69,062

					$1,304,538

New York Municipal II
	Long:	U.S. Treasury Notes 5 yr. Futures	$23,300	3/22/06	$(40,250)
	Short:	U.S. Treasury Bond Futures	(19,600)	12/20/05	1,004,922
		U.S. Treasury Bond Futures	(5,800)	3/22/06	23,562

					$988,234

(c) Transactions in options written for the six months ended November 30, 2005:

				Contracts	Premiums

Municipal II:
Options outstanding, May 31, 2005				2,365	$2,248,095
Options written				7,712	2,377,720
Options expired				(7,537)	(3,750,036)

Options outstanding, November 30, 2005				2,540	$875,779

California Municipal II:
Options outstanding, May 31, 2005				2,391	$1,913,573
Options written				4,637	1,403,523
Options expired				(5,672)	(2,849,957)

Options outstanding, November 30, 2005				1,356	$467,139

New York Municipal II:
Options outstanding, May 31, 2005				813	$677,170
Options written				1,242	374,087
Options expired				(1,665)	(917,120)

Options outstanding, November 30, 2005				390	$134,137

11.30.05 | PIMCO Municipal Income Funds II Semi-Annual Report 33

PIMCO Municipal Income Funds II Notes to Financial Statements
November 30, 2005 (unaudited)

4. Income Tax Information

The cost of investments for federal income tax purposes and gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2005 were:

		Gross	Gross	Net
	Cost of	Unrealized	Unrealized	Unrealized
	Investments	Appreciation	Depreciation	Appreciation

Municipal II	$1,272,711,098	$98,771,471	$1,374,208	$97,397,263
California Municipal II	655,426,845	36,674,587	420,428	36,254,159
New York Municipal II	227,189,213	11,727,823	1,457,823	10,270,000

5. Auction Preferred Shares
Municipal II has issued 4,040 shares of Preferred Shares Series A, 4,040 shares of Preferred Shares Series B, 4,040 shares of Preferred Shares Series C, 4,040 shares of Preferred Shares Series D and 4,040 shares of Preferred Shares Series E, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

California Municipal II has issued 2,080 shares of Preferred Shares Series A, 2,080 shares of Preferred Shares Series B, 2,080 shares of Preferred Shares Series C, 2,080 shares of Preferred Shares Series D and 2,080 shares of Preferred Shares Series E, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

New York Municipal II has issued 1,800 shares of Preferred Shares Series A and 1,800 shares of Preferred Shares Series B, each with a net asset and liquidation value of $25,000 per share, plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

For the six months ended November 30, 2005, the annualized dividend rates ranged from:

	High	Low	November 30, 2005

Municipal II:
Series A	2.70%	1.60%	2.30%
Series B	2.78%	2.00%	2.78%
Series C	2.76%	1.86%	2.75%
Series D	2.80%	2.00%	2.80%
Series E	2.85%	2.00%	2.85%
California Municipal II:
Series A	2.60%	0.75%	2.34%
Series B	2.55%	1.40%	2.16%
Series C	2.70%	0.90%	2.70%
Series D	2.60%	1.50%	1.69%
Series E	2.80%	1.60%	2.80%
New York Municipal II:
Series A	2.70%	1.60%	2.70%
Series B	2.80%	1.80%	2.80%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or triggering the mandatory redemption of Preferred Shares at their liquidation value.

34 PIMCO Municipal Income Funds II Semi-Annual Report |11.30.05

PIMCO Municipal Income Funds II Notes to Financial Statements
November 30, 2005 (unaudited)

6. Subsequent Common Dividend Declarations
On December 1, 2005, the following dividends were declared to common shareholders payable December 30, 2005 to shareholders of record on December 16, 2005:

Municipal II	$0.084375 per common share
California Municipal II	$0.08125 per common share
New York Municipal II	$0.08125 per common share

On January 3, 2006 the following dividends were declared to common shareholders payable February 1, 2006 to shareholders of record on January 13, 2006:

Municipal II	$0.084375 per common share
California Municipal II	$0.08125 per common share
New York Municipal II	$0.08125 per common share

7. Legal Proceedings
In June and September 2004, the Investment Manager, certain of its affiliates (Allianz Global Investors Distributors LLC and PEA Capital LLC) and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds sub-advised by PEA Capital. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf space. The settling parties also agreed to make certain corporate governance changes. None of the settlements allege that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” and “revenue sharing/shelf space/directed brokerage,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a Multi-District Litigation in the United States District Court for the District of Maryland, and the revenue sharing/shelf space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. An additional market timing lawsuit filed by the Attorney General of West Virginia against a number of fund companies, including the Investment Manager and two of its affiliates, has also been transferred to the Multi-District Litigation in Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions. The Investment Manager believes that other similar lawsuits may be filed in federal or state courts in the future.

Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, Allianz Global and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement referenced above with regard to any implications under Section 9(a), the Investment Manager and certain of its affiliates, including the Investment Adviser, (together, the ‘‘Applicants’’) have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act. The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent exemptive order. There is no assurance that the Commission will issue a permanent order. If a court injunction were to issue against the Investment Manager or the Affiliates with respect to any of the other matters referenced above, the Investment Manager or the affiliates would, in turn, seek similar exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

The foregoing speaks only as of the date hereof.

11.30.05 | PIMCO Municipal Income Funds II Semi-Annual Report 35

PIMCO Municipal Income Funds II Financial Highlights
For a share of common stock outstanding throughout each period:

	Municipal II

	Six Months				For the period
	ended		Year Ended		June 28, 2002*
	November 30, 2005				through
	(unaudited)		May 31, 2005	May 31, 2004	May 31, 2003

Net asset value, beginning of period	$14.81		$14.01	$14.66	$14.33	**

Investment Operations:
Net investment income	0.54		1.11	1.17	0.93

Net realized and unrealized gain (loss) on
investments, futures contracts and
options written	(0.28)		0.84	(0.77)	0.53

Total from investment operations	0.26		1.95	0.40	1.46

Dividends and Distributions on
Preferred Shares from:
Net investment income	(0.10)		(0.14)	(0.08)	(0.08)

Net realized gains	—		—	—	(0.01)

Total dividends and distributions on
preferred shares	(0.10)		(0.14)	(0.08)	(0.09)

Net increase in net assets applicable to
common shareholders resulting from
investment operations	0.16		1.81	0.32	1.37

Dividends and Distributions to Common
Shareholders from:
Net investment income	(0.51)		(1.01)	(0.97)	(0.84)

Net realized gains	—		—	—	(0.09)

Total dividends and distributions to common
shareholders	(0.51)		(1.01)	(0.97)	(0.93)

Capital Share Transactions:
Common stock offering costs charged to
paid-in capital in excess of par	—		—	—	(0.02)

Preferred shares offering costs/underwriting
discounts charged to paid-in capital in
excess of par	—		—	—	(0.09)

Total capital share transactions	—		—	—	(0.11)

Net asset value, end of period	$14.46		$14.81	$14.01	$14.66

Market price, end of period	$15.26		$15.02	$13.31	$14.80

Total Investment Return (1)	5.14%		21.00%	(3.69)%	5.19%

RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common
shareholders, end of period (000)	$845,183		$862,290	$812,670	$846,885

Ratio of expenses to average
net assets (2)(3)(5)	1.00	%(4)	1.02%	1.03%	0.95	%(4)

Ratio of net investment income to average
net assets (2)(5)	7.28	%(4)	7.71%	8.16%	6.99	%(4)

Preferred shares asset coverage per share	$66,829		$67,676	$65,224	$66,920

Portfolio turnover	15%		9%	26%	27%

36 PIMCO Municipal Income Funds II Semi-Annual Report |11.30.05 See accompanying notes to Financial Statements

PIMCO Municipal Income Funds II Financial Highlights
For a share of common stock outstanding throughout each period:

*	Commencement of operations.
**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1)
Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See note 1(i) in Notes to Financial Statements).
(4)	Annualized.
(5)
During the periods indicated above, the Investment Manager waived a portion of its investment management fee. If such a waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.23% (annualized) and 7.05% (annualized), respectively for the six months ended November 30, 2005; 1.26% and 7.47%, respectively for the year ended May 31, 2005; 1.28% and 7.92%, respectively for the year ended May 31, 2004; and 1.18% (annualized) and 6.76% (annualized), respectively for the period June 28, 2002 (commencement of operations) through May 31, 2003.

11.30.05 | PIMCO Municipal Income Funds II Semi-Annual Report 37

PIMCO Municipal Income Funds II Financial Highlights
For a share of common stock outstanding throughout each period:

	California Municipal II

	Six Months				For the period
	ended		Year Ended		June 28, 2002*
	November 30, 2005				through
	(unaudited)		May 31, 2005	May 31, 2004	May 31, 2003

Net asset value, beginning of period	$14.61		$13.53	$14.66	$14.33	**

Investment Operations:
Net investment income	0.52		1.05	1.13	0.87

Net realized and unrealized gain (loss) on
investments, futures contracts and
options written	(0.17)		1.13	(1.26)	0.46

Total from investment operations	0.35		2.18	(0.13)	1.33

Dividends and Distributions on
Preferred Shares from:
Net investment income	(0.09)		(0.12)	(0.07)	(0.07)

Net increase (decrease) in net assets applicable
to common shareholders resulting from
investment operations	0.26		2.06	(0.20)	1.26

Dividends and Distributions to Common
Shareholders from:
Net investment income	(0.49)		(0.98)	(0.93)	(0.81)

Capital Share Transactions:
Common stock offering costs charged to
paid-in capital in excess of par	—		—	—	(0.02)

Preferred shares offering costs/underwriting
discounts charged to paid-in capital in
excess of par	—		—	—	(0.10)

Total capital share transactions	—		—	—	(0.12)

Net asset value, end of period	$14.38		$14.61	$13.53	$14.66

Market price, end of period	$15.48		$14.76	$13.27	$14.78

Total Investment Return (1)	8.41%		19.14%	(3.92)%	4.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common
shareholders, end of period (000)	$436,005		$441,596	$407,659	$439,970

Ratio of expenses to average
net assets (2)(3)(5)	1.02	%(4)	1.06%	1.07%	0.97	%(4)

Ratio of net investment income to average
net assets (2)(5)	6.98	%(4)	7.37%	8.08%	6.56	%(4)

Preferred shares asset coverage per share	$66,914		$67,451	$64,191	$67,301

Portfolio turnover	11%		9%	43%	84%

38 PIMCO Municipal Income Funds II Semi-Annual Report |11.30.05 See accompanying notes to Financial Statements

PIMCO Municipal Income Funds II Financial Highlights
For a share of common stock outstanding throughout each period:

*	Commencement of operations.
**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1)
Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See note 1(i) in Notes to Financial Statements).
(4)	Annualized.
(5)
During the periods indicated above, the Investment Manager waived a portion of its investment management fee. If such a waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.26% (annualized) and 6.74% (annualized), respectively for the six months ended November 30, 2005; 1.30% and 7.13%, respectively for the year ended May 31, 2005; 1.31% and 7.83%, respectively for the year ended May 31, 2004; and 1.20% (annualized) and 6.34% (annualized), respectively for the period June 28, 2002 (commencement of operations) through May 31, 2003.

11.30.05 | PIMCO Municipal Income Funds II Semi-Annual Report 39

PIMCO Municipal Income Funds II Financial Highlights
For a share of common stock outstanding throughout each period:

	New York Municipal II

	Six Months				For the period
	ended		Year Ended		June 28, 2002*
	November 30, 2005				through
	(unaudited)		May 31, 2005	May 31, 2004	May 31, 2003

Net asset value, beginning of period	$14.62		$13.54	$14.45	$14.33	**

Investment Operations:
Net investment income	0.54		1.07	1.06	0.86

Net realized and unrealized gain (loss) on
investments, futures contracts and
options written	(0.21)		1.12	(0.97)	0.28

Total from investment operations	0.33		2.19	0.09	1.14

Dividends and Distributions on
Preferred Shares from:
Net investment income	(0.10)		(0.13)	(0.07)	(0.08)

Net increase in net assets applicable to
common shareholders resulting from
investment operations	0.23		2.06	0.02	1.06

Dividends and Distributions to Common
Shareholders from:
Net investment income	(0.49)		(0.98)	(0.93)	(0.81)

Capital Share Transactions:
Common stock offering costs charged to
paid-in capital in excess of par	—		—	—	(0.03)

Preferred shares offering costs/underwriting
discounts charged to paid-in capital in
excess of par	—		—	—	(0.10)

Total capital share transactions	—		—	—	(0.13)

Net asset value, end of period	$14.36		$14.62	$13.54	$14.45

Market price, end of period	$15.44		$14.80	$13.05	$14.71

Total Investment Return (1)	7.82%		21.45%	(5.15)%	3.76%

RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common
shareholders, end of period (000)	$150,580		$152,812	$140,958	$149,606

Ratio of expenses to average
net assets (2)(3)(5)	1.10	%(4)	1.14%	1.15%	1.02	%(4)

Ratio of net investment income to average
net assets (2)(5)	7.31	%(4)	7.53%	7.58%	6.47	%(4)

Preferred shares asset coverage per share	$66,814		$67,439	$64,148	$66,552

Portfolio turnover	17%		18%	18%	27%

40 PIMCO Municipal Income Funds II Semi-Annual Report |11.30.05 See accompanying notes to Financial Statements

PIMCO Municipal Income Funds II Financial Highlights
For a share of common stock outstanding throughout each period:

*	Commencement of operations.
**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1)
Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See note 1(i) in Notes to Financial Statements).
(4)	Annualized.
(5)
During the periods indicated above, the Investment Manager waived a portion of its investment management fee. If such a waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.33% (annualized) and 7.08% (annualized), respectively for the six months ended November 30, 2005; 1.38% and 7.29%, respectively for the year ended May 31, 2005; 1.39% and 7.34%, respectively for the year ended May 31, 2004; and 1.25% (annualized) and 6.25% (annualized), respectively for the period June 28, 2002 (commencement of operations), through May 31, 2003.

11.30.05 | PIMCO Municipal Income Funds II Semi-Annual Report 41

PIMCO Municipal Income Funds II	Matters Relating to the Trustees
Consideration of the Investment
Management and Portfolio Management
Agreements
(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ Investment Management Agreement with the Investment Manager and Portfolio Management Agreement between the Investment Manager and the Sub-Adviser (together, the “Agreements”). The Trustees consider matters bearing on the Funds and its investment management arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the Trustees met on June 15 and 16, 2005 (the “contract review meeting”) for the specific purpose of considering whether to approve the continuation of the Investment Management Agreement and the Portfolio Management Agreement. The independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from the Funds’ management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the independent Trustees, unanimously concluded that the Funds’ Investment Management Agreement and Portfolio Management Agreement should be continued for an additional one-year period.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager and the Sub-Adviser under the Agreements.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Inc. on the total return investment performance (based on net assets) of each Fund for various time periods and the investment performance of a group of funds with substantially similar investment classifications/objectives, (ii) information provided by Lipper Inc. on the Funds’ management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper, Inc. (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Adviser, including institutional separate account and other clients, (iv) an estimate of the profitability to the Investment Manager from its relationship with the Funds for the twelve months ended March 31, 2005, (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Funds, such as compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and Sub-Adviser’s abilities to provide high quality investment management and other services to the Funds. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Funds; the ability of the Investment Manager and Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and Sub-Adviser; and the level of skill required to manage the Funds. In addition, the Trustees reviewed the quality of the Investment Manager’s and Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Funds; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Funds; and conditions that might affect the Investment Manager’s or Sub-Adviser’s ability to provide high quality services to the Funds in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to the Funds given their investment objectives and policies, and that the Investment Manager and Sub-Adviser would be able to meet any reasonably foreseeable obligations under the Agreements.

42 PIMCO Municipal Income Funds II Semi-Annual Report |11.30.05

PIMCO Municipal Income Funds II	Matters Relating to the Trustees
Consideration of the Investment
Management and Portfolio Management
Agreements
(unaudited) (continued)

Based on information provided by Lipper Inc., the Trustees also reviewed the Funds’ total return investment performance as well as the performance of comparable funds identified by Lipper Inc. In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds’ performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that they were satisfied with the Investment Manager’s and Sub-Adviser’s responses and efforts relating to investment performance.

In assessing the reasonableness of the Funds’ fees under the Agreements, the Trustees considered, among other information, the Funds’ management fees and the total expense ratios as a percentage of average net assets attributable to common shares and the management fee and total expense ratios of comparable funds identified by Lipper Inc.

The Trustees also considered the management fees charged by the Sub-Adviser to other clients, including institutional separate accounts with investment strategies similar to those of the Funds. They noted that the management fee paid by the Funds are generally higher than the fees paid by these clients of the Sub-Adviser, but that the administrative burden for the Investment Manager and the Sub-Adviser with respect to the Funds are also relatively higher, due in part to the more extensive regulatory regime to which the Funds are subject in comparison to institutional accounts. The Trustees noted that the management fee paid by the Funds are generally higher than the fees paid by the open-end funds but were advised that there are additional portfolio management challenges in managing the Funds such as the use of leverage and meeting a regular dividend. The Trustees noted that Municipal II had outperformed its peer group for the one-year and year-to-date periods ended May 31, 2005 in total return. The Trustees also noted that Municipal II’s expense ratio (after taking into account waivers) was below the median and average for its peer group. The Trustees noted that California Municipal II had significantly outperformed its peer group for the one-year and year-to-date periods ended May 31, 2005 in total return. The Trustees also noted that California Municipal II’s expense ratio was below the average and at the median for its peer group. The Trustees noted that New York Municipal II had significantly outperformed its peer group for the one-year and year-to-date periods ended May 31, 2005 in total return. The Trustees also noted that New York Municipal II’s expense ratio was just above the average and median for its peer group.

The Trustees also took into account that the Funds have preferred shares outstanding, which increases the amount of fees received by the Investment Manager and Sub-Adviser under the Agreements (because the fees are calculated based on the Funds’ total managed assets, including assets attributable to preferred shares and other forms of leverage outstanding). In this regard, the Trustees took into account that the Investment Manager and Sub-Adviser have a financial incentive for the Funds to continue to have preferred shares outstanding, which may create a conflict of interest between the Investment Manager and Sub-Adviser, on one hand, and the Funds’ common shareholders, on the other. In this regard, the Trustees considered information provided by the Investment Manager and Sub-Adviser indicating that the Funds’ use of leverage through preferred shares continues to be appropriate and in the interests of each Fund’s common shareholders.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the estimated profitability of the Investment Manager from its relationship with the Funds and determined that such profitability was not excessive.

The Trustees also took into account that, as closed-end investment companies, the Funds do not currently intend to raise additional assets, so the assets of the Funds will grow (if at all) only through the investment performance of each Funds. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and Sub-Adviser, such as reputational value derived from serving as investment manager and sub-adviser to the Funds.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Funds.

11.30.05 | PIMCO Municipal Income Funds II Semi-Annual Report 43

PIMCO Municipal Income Funds II	Annual Shareholder Meetings Results
(unaudited)

The Funds held their annual meetings of shareholders on December 28, 2005. Common/Preferred shareholders of each fund voted to re-elect both R. Peter Sullivan III and David C. Flattum as Class III Trustees to serve until 2008.

The resulting vote count is indicated below:

		Withheld
	Affirmative	Authority

Municipal II
Re-election of David C. Flattum	52,678,780	528,698
Re-election of R. Peter Sullivan III	52,614,318	593,160

California Municipal II
Re-election of David C. Flattum	27,773,786	186,405
Re-election of R. Peter Sullivan III	27,767,043	193,148

New York Municipal II
Re-election of David C. Flattum	9,733,817	94,619
Re-election of R. Peter Sullivan III	9,735,440	92,996

Messrs. Paul Belica, Robert E Connor, Jack J. Dalessandro* and Hans W. Kertess* continue to serve as Trustees of the Funds.

* Preferred Shares Trustee

44 PIMCO Municipal Income Funds II Semi-Annual Report |11.30.05

Trustees and Principal Officers

Robert E. Connor	Brian S. Shlissel
Trustee, Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Mark V. McCray
Trustee	Vice President
John J. Dalessandro II	Lawrence G. Altadonna
Trustee	Treasurer, Principal Financial & Accounting
David C. Flattum	Officer
Trustee	Thomas J. Fuccillo
Hans W. Kertess	Secretary & Chief Legal Officer
Trustee	Youse Guia
R. Peter Sullivan III	Chief Compliance Officer
Trustee

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Custodian & Accounting Agent
State Street Bank & Trust Co.
801 Pennsylvania
Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund II and PIMCO New York Municipal Income Fund II for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time each Fund may purchase shares of its common stock in the open market.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of their fiscal year on Form N-Q. The Funds’ Forms N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room located in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com.

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the twelve months ended June 30, 2005 is available (i) without charge, upon request by calling the Funds’ transfer agent at (800) 331-1710; (ii) on the Funds’ website at www.allianzinvestors.com: and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Information on the Funds is available at www.allianzinvestors.com or by calling the Funds’ transfer agent at (800) 331-1710.

ITEM 2.	CODE OF ETHICS Not required in this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT Not required in this filing

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES Not required in this filing

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANT Not required in this filing

ITEM 6.	SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not required in this filing

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not effective at the time of this filing

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

			Total Number
			of Shares Purchased	Maximum Number of
	Total Number	Average	as Part of Publicly	Shares that May yet Be
	of Shares	Price Paid	Announced Plans or	Purchased Under the Plans
Period	Purchased	Per Share	Programs	or Programs
June 2005	N/A	14.63	17,649	N/A
July 2005	N/A	14.76	17,602	N/A
August 2005	N/A	14.69	17,147	N/A
September 2005	N/A	14.97	16,064	N/A
October 2005	N/A	14.57	16,608	N/A
November 2005	N/A	14.32	16,476	N/A

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item. The Nominating Committee Charter governing the affairs of the Nominating Committee of the Board is posted on the Allianz Funds website at www.allianzinvestors.com.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.	EXHIBITS

(a)(1)	Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)	Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO California Municipal Income Fund II

By /s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: February 6, 2006

By /s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: February 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: February 6, 2006

By /s/ Lawrence G. Altadonna

Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: February 6, 2006